The Alger Fund

                                                 Alger LargeCap Growth Portfolio
                                            Alger Small Capitalization Portfolio
                                                        Alger Balanced Portfolio
                                                   Alger MidCap Growth Portfolio
                                            Alger Capital Appreciation Portfolio
                                                    Alger Money Market Portfolio

                                                                   ANNUAL REPORT
                                                                October 31, 2000

                                                                          [LOGO]

Fellow Shareholders:
                                                               November 20, 2000

THE YEAR IN REVIEW

      In each of the last five years the U.S. stock market has posted yearly gains of more than 20%, an unprecedented record of consecutive double-digit returns. This year has seen a break in the market's momentum. For the year ended October 31, 2000, the S&P 500 Index was up 6.1%. However, from January through October the broad based index was down 1.8%, and the Dow Jones Industrial Average, which ended 1999 very near the 11,500 we had predicted, was down more than 4%.

Price Shocks Squeeze Corporate Earnings

      Much of the stock market's volatility since March, when stock market indices hovered near their highs, has been the result of investor uncertainty over the effects of higher interest rates on the economy. During the summer months, concerns about higher energy prices and the falling euro also came into play, and the impacts of these shocks were seen in the third quarter as many companies reported lower than expected earnings. Technology stocks in particular came under pressure during the second half of the year following last year's euphoric 86% gain in the Nasdaq.

      After six Federal Reserve interest rate hikes since the summer of 1999 that culminated in a 50-basis-point increase in May 2000, the economy finally began to show signs of slowing in the second half of the year. In July and August, stocks traded in a narrow range as investors watched oil prices and waited for further signals on the direction of interest rates.

      At its meeting on August 22, the Federal Open Market Committee (FOMC) held rates steady but maintained an inflationary bias, in part due to higher energy prices. Crude oil prices rose dramatically in August and in September reached above $37 a barrel. Increased production by OPEC nations and the release of emergency U.S. reserves helped stabilize prices but by the end of October prices were still above $30 a barrel.

      At the same time, the euro currency came under pressure in international markets, falling to a low of $0.85 in September. Intervention by central banks to support the currency temporarily halted the currency's slide, but on October 26, the currency reached a new low of $0.82, nearly 30% below its initial value in January 1999.

      Stock prices were negatively affected as companies began issuing preannouncements in September warning that third quarter earnings would not meet market expectations due to higher energy costs and the euro's decline. Earnings of computer manufacturers were also affected by lower demand compared to last year. The S&P 500 fell 0.97% during the third quarter while the technology-laden Nasdaq Composite fell 7.39%. Small- and mid-capitalization stocks fared better, with the S&P MidCap 400 rising 12.15% during the third quarter.

      Corporate earnings reports continued to dominate the markets in October. The Dow Jones Industrial Average gained 3% during the month to close at 10,971, while the broader based S&P 500 fell 0.5%. The Nasdaq Composite fell 8.3% during the month to close at 3,369.

      Fixed income markets were mostly negatively affected during the year by rising interest rates. Prices of long-term government bonds however were supported by the Treasury department's buy-back program of $30 billion worth of debt with maturities of 10 to 30 years. At the end of October, 30-year bond yields stood at 5.8%.

Further Signs of a Slower Economy

      Economic data released in early November showed further signs of a slower economy, leading the FOMC to again hold interest rates steady at its last meeting on November 15. The rate of growth in Gross Domestic Product slowed from 5.6% in the first quarter to 2.7% in the third quarter, within the targeted 2% to 3% for a "soft landing." However, the Federal Reserve continues to maintain a tightening bias in the face of higher core inflation and a tight labor market. September's Consumer Price Index showed inflation at 3.4% year over year, with core inflation (excluding food and energy) at 2.5% on an annual basis. Unemployment remains near its 30-year low at 3.9%, and average hourly wages showed an upward tick in October, rising 0.4% compared to analysts' expectations of a 0.3% increase.

      Consumer spending, responsible for two-thirds of the nation's GDP, may also be slowing. The Consumer Board's measure of consumer confidence fell sharply in October, reaching its lowest level since October 1999. Major retailers have reported sluggish sales compared to year-ago levels and preliminary data from the National Association of Purchasing

--------------------------------------------------------------------------------

Management show that manufacturing activity is also beginning to slow.

Marking Time While the Vote Count Continues

      As this is an election year, the potential for a change in party leadership affected individual stock sectors as investors took speculative positions in anticipation of election results. As of November 20, however, there is not yet a clear winner in the Presidential race, and the financial markets have largely been marking time since November 7.

      In the short-term, a prolonged court battle will likely have a negative impact on the financial markets as investors in general are uncomfortable with uncertainty. In the longer term, however, the election results may not have a significant effect on stock prices. The Republicans have control of both the Senate and the House, albeit by a narrow margin, limiting the likelihood that any new social spending legislation will be enacted if Gore were to become President. In the event of a Republican victory, proposed tax cuts may eventually be enacted but the current proposals will likely have to be scaled back in order to pass Congress.

PORTFOLIO MATTERS

Alger Small Capitalization Portfolio

      The Alger Small Capitalization Portfolio lost .40% for the twelve months ended October 31, 2000, compared to a gain of 16.16% in the Russell 2000 Growth index. While small-cap stocks in general have underperformed larger companies in recent years, this trend reversed in 2000 as investors sought attractive valuations among overlooked small-cap stocks. The Portfolio's holdings in Internet and technology stocks came under pressure during the year, while holdings in health care stocks contributed gains. During the year the Portfolio's investment in semiconductor stocks was reduced in response to an expectation that much of this sector's strong growth potential has been realized. Positions in economically sensitive stocks were reduced in light of the expected slower rate of economic growth.

Alger LargeCap Growth Portfolio

      For the year ended October 31, 2000 the Alger LargeCap Growth Portfolio returned 7.24% compared to a 6.10% gain in the S&P 500. The Portfolio's holdings in semiconductor, energy, and pharmaceutical stocks contributed gains during the year, while holdings in Internet stocks and PC manufacturers were adversely affected by the general downturn in the technology sector. During the year, the Portfolio's holdings in Internet and semiconductor stocks were reduced. Selective investments in pharmaceuticals and financial companies were among new holdings added to the Portfolio.

Alger MidCap Growth Portfolio

      For the year ended October 31, 2000, the Alger MidCap Growth Portfolio earned a total return of 46.42% compared to a 31.65% increase in the benchmark S&P MidCap 400 index. During the twelve months mid-capitalization stocks as a group turned in the best performance compared to the S&P 500 and the Russell 2000 Growth index, which tracks smaller companies. The Portfolio substantially outperformed its benchmark index as a result of individual holdings in semiconductor, energy, and pharmaceutical stocks. Positions in Internet companies posted declines during the year and were trimmed from the Portfolio in favor of new investments in health care and energy services companies.

Alger Capital Appreciation Portfolio

      For the twelve months ended October 31, 2000, the Alger Capital Appreciation Portfolio returned 11.60% compared to 6.10% for the S&P 500. The Portfolio employs an all-cap approach to selecting securities and has benefited in recent years from a higher weighting towards large-capitalization growth stocks. During the last twelve months the Portfolio benefited from the positive trend in small- and mid-cap issues. The Portfolio's holdings in Internet and technology stocks came under pressure with the general decline in technology issues during the year, while health care, software, and energy stocks contributed gains. During the second half of the year the Portfolio's holdings in tech-

--------------------------------------------------------------------------------

nology stocks were reduced in favor of new investments in stocks that are positioned to sustain earnings in a period of slower economic growth. New investments also included positions in biotechnology stocks offering strong growth potential from product development efforts.

Alger Balanced Portfolio

      The Alger Balanced Portfolio's total return for the twelve months ended October 31, 2000 was 9.36% compared to 7.11% for the Lehman Brothers Government/ Corporate Bond Index and 6.10% for the S&P 500. During the year the Portfolio maintained a ratio of approximately 60/40 common stocks to debt securities, producing results that were superior to those of a blended index made up of the two benchmark indexes. Portfolio holdings in semiconductor, energy and health care stocks contributed to the Portfolio's gains during the year.

LOOKING AHEAD

      Looking ahead, we believe that sustained economic growth in the 2% to 3% range combined with moderate inflation will offer opportunities for a decline in interest rates in 2001, a move that would lend support to stocks. We expect the outcome of the Presidential election to have a modest impact on the economy and the markets over the long term, and the resolution of the current uncertainty will likely result in a rebound in stock prices. In our view, a Bush administration would undoubtedly be more pro-business than a Gore administration; however, if Gore is President the Republican control of Congress will likely result in gridlock, and that too can be good for the markets.

      More important than the election results, we believe, is the prospect of declining interest rates in 2001. Lower interest rates will set the stage for quality companies to sustain corporate earnings growth, and support a rally in bond prices and a resurgence in stock prices. In this environment, the Alger Portfolios will continue to seek investments in quality companies that offer superior growth potential, consistent with our fundamental approach to security selection.

      Respectfully submitted,


      /s/ David D. Alger

      David D. Alger
      President

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Alger LargeCap Growth Portfolio:
               Portfolio Highlights ........................................   7
               Schedule of Investments .....................................   8
               Financial Highlights ........................................  10
Alger Small Capitalization Portfolio:
               Portfolio Highlights ........................................  13
               Schedule of Investments .....................................  14
               Financial Highlights ........................................  18
Alger Balanced Portfolio:
               Portfolio Highlights ........................................  21
               Schedule of Investments .....................................  22
               Financial Highlights ........................................  26
Alger MidCap Growth Portfolio:
               Portfolio Highlights ........................................  29
               Schedule of Investments .....................................  30
               Financial Highlights ........................................  32
Alger Capital Appreciation Portfolio:
               Portfolio Highlights ........................................  35
               Schedule of Investments .....................................  36
               Financial Highlights ........................................  38
Alger Money Market Portfolio:
               Schedule of Investments .....................................  40
               Financial Highlights ........................................  41
Statements of Assets and Liabilities .......................................  42
Statements of Operations ...................................................  43
Statements of Changes in Net Assets ........................................  44
Notes to Financial Statements ..............................................  46
Report of Independent Public Accountants ...................................  53

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
Alger LargeCap Growth Portfolio Portfolio Highlights Through October 31, 2000 (Unaudited) Prior to September 29, 2000, the Alger LargeCap Growth Portfolio was Alger Growth Portfolio.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hypothetical $10,000 Investment in Class B Shares - 10 Years Ended 10/31/00
--------------------------------------------------------------------------------

ALGER LARGE CAP GROWTH PLOT POINTS

                               [GRAPHIC OMITTED]

[The following table was depicted as a mountain chart in the printed material.]

                         Alger LargeCap Growth B           S&P 500 Index
11/1/90                          10000                         10000
                                 14579                         13350
10/31/92                         15988                         14681
                                 20652                         16874
10/31/94                         21494                         17527
                                 29614                         22163
10/31/96                         32007                         27502
                                 40059                         36335
10/31/98                         48637                         44323
                                 68267                         55700
10/31/2000                       73735                         59097

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Class B shares and the S&P 500 Index for the ten years ended October 31, 2000. Figures for both the Alger LargeCap Growth Class B shares and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger LargeCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
Performance Comparison as of 10/31/00+

                                                Average Annual Total Returns
                                 1             5           10          Since
                               Year          Years        Years      Inception
                               -------------------------------------------------

Class A (Inception 1/1/97)     2.88%             *          *          22.25%
S&P 500 Index                  6.10%             *          *          20.40%
--------------------------------------------------------------------------------
Class B (Inception 11/11/86)   2.74%         19.25%      22.11%        17.38%
S&P 500 Index                  6.10%         21.67%      19.44%        16.40%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)     5.28%             *          *          17.94%
S&P 500 Index                  6.10%             *          *          14.77%
--------------------------------------------------------------------------------

The Portfolio's average annual total returns include changes in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment return and principal will fluctuate and the Portfolio's shares, when redeemed, may be worth more or less than their original cost.

+ Returns reflect maximum initial sales charges on Class A and Class C shares and applicable contingent deferred sales charges on Class B and Class C shares.

THE ALGER FUND
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

Common Stocks--89.0%                            Shares         Value
                                                ------         -----

ADVERTISING--.9%

Omnicom Group Inc. ..........................  118,500     $  10,931,625
                                                           -------------

AEROSPACE--4.2%
General Dynamics Corporation ................  108,300         7,750,219
United Technologies Corporation .............  670,900        46,837,206
                                                           -------------
                                                              54,587,425
                                                           -------------

AUTOMOTIVE--.9%
Harley-Davidson, Inc. .......................  253,900        12,234,806
                                                           -------------

BIO-TECHNOLOGY RESEARCH
   & PRODUCTION--2.4%
Amgen Inc.* .................................  536,000        31,054,500
                                                           -------------

CABLE--2.7%
Comcast Corp., Cl. A Special*+ ..............  284,200        11,581,150
Time Warner Inc. ............................  303,050        23,004,526
                                                           -------------
                                                              34,585,676
                                                           -------------

COMMUNICATION EQUIPMENT--4.3%
Cisco Systems, Inc.* ........................  691,200        37,238,400
Corning Incorporated+ .......................  242,000        18,513,000
                                                           -------------
                                                              55,751,400
                                                           -------------

COMMUNICATIONS
   TECHNOLOGY--5.4%
America Online, Inc.* .......................  386,300        19,481,109
AT&T Corp. Liberty Media Group,
   Series A* ................................  714,800        12,866,400
Exodus Communications, Inc.* ................  207,600         6,967,575
SBC Communications Inc.* ....................  105,000         6,057,188
Viacom Inc. Cl. B* ..........................  424,400        24,137,750
                                                           -------------
                                                              69,510,022
                                                           -------------

COMPUTER RELATED &
   BUSINESS EQUIPMENT--4.3%
Dell Computer Corporation* ..................  220,000         6,490,000
EMC Corporation* ............................  205,700        18,320,156
Hewlett-Packard Company .....................  183,600         8,525,925
Sun Microsystems, Inc.* .....................  200,200        22,197,175
                                                           -------------
                                                              55,533,256
                                                           -------------

COMPUTER SERVICES--2.9%
CNET Networks, Inc.*+ .......................  104,600         3,294,900
eBay Inc.*+ .................................  594,000        30,591,000
Yahoo Inc.* .................................   61,970         3,632,991
                                                           -------------
                                                              37,518,891
                                                           -------------

COMPUTER SOFTWARE--4.8%
BEA Systems, Inc.* ..........................  120,700         8,660,225
Commerce One, Inc.* .........................  108,000         6,932,250
i2 Technologies, Inc.* ......................   53,075         9,022,750
Intuit Inc.* ................................  203,300        12,490,244
Microsoft Corporation* ......................  364,400        25,098,050
                                                           -------------
                                                              62,203,519
                                                           -------------

CONGLOMERATE--5.3%
General Electric Company ....................  227,900        12,491,768
Philip Morris Companies Inc. ................  332,900        12,192,463
Tyco International Limited ..................  767,200        43,490,650
                                                           -------------
                                                              68,174,881
                                                           -------------

ENERGY & ENERGY SERVICES--4.9%
Calpine Corporation* ........................  147,850        11,670,909
Duke Energy Corporation .....................   74,000         6,396,375
Halliburton Company .........................1,085,700        40,238,756
Transocean Sedco Forex Inc. .................   89,500         4,743,500
                                                           -------------
                                                              63,049,540
                                                           -------------

FINANCIAL SERVICES--8.3%
American Express Company ....................  153,000         9,180,000
Citigroup Inc. ..............................  699,733        36,823,449
Marsh & McLennan Companies, Inc. ............   52,300         6,838,225
Merrill Lynch & Co., Inc. ...................  192,000        13,440,000
Schwab (Charles) Corporation
   (The) ....................................  435,975        15,313,622
Stilwell Financial Inc. .....................  371,400        16,643,363
Washington Mutual, Inc.+ ....................  211,600         9,310,400
                                                           -------------
                                                             107,549,059
                                                           -------------

FOOD CHAINS--2.4%
The Kroger Co.* .............................  322,900         7,285,431
Safeway Inc.* ...............................  435,300        23,805,469
                                                           -------------
                                                              31,090,900
                                                           -------------

FOODS & BEVERAGES--1.3%
The Coca-Cola Company .......................  274,450        16,569,918
                                                           -------------

HEALTH CARE ADMINISTRATIVE SERVICES--2.9%
Cardinal Health, Inc. .......................  402,200        38,108,450
                                                           -------------

INSURANCE--2.0%
American International Group, Inc. ..........  259,900        25,470,200
                                                           -------------

MANUFACTURING--2.0%
Sanmina Corporation* ........................   55,300         6,321,480
Solectron Corporation* ......................  451,800        19,879,200
                                                           -------------
                                                              26,200,680
                                                           -------------

MEDICAL DEVICES--1.5%
Guidant Corporation* ........................  217,900        11,535,081
Medtronic, Inc. .............................  134,500         7,305,031
                                                           -------------
                                                              18,840,112
                                                           -------------

THE ALGER FUND
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS  (Continued)
October 31, 2000

Common Stocks--(cont.)                          Shares         Value
                                                ------         -----

OIL & GAS--3.7%
Exxon Mobil Corporation ...................    537,600     $  47,947,200
                                                           -------------

PHARMACEUTICALS--8.5%
Abbott Laboratories .......................    147,500         7,789,844
American Home Products
   Corporation ............................    448,464        28,477,464
Baxter International Inc. .................    227,400        18,689,438
Pfizer Inc. ...............................  1,265,275        54,644,064
                                                           -------------
                                                             109,600,810
                                                           -------------

RETAIL--5.0%
Best Buy Co., Inc.* .......................    339,400        17,033,637
Home Depot, Inc. ..........................     93,000         3,999,000
Walgreen Co. ..............................    198,750         9,067,969
Wal-Mart Stores, Inc. .....................    770,300        34,952,363
                                                           -------------
                                                              65,052,969
                                                           -------------

SEMICONDUCTOR CAPITAL
   EQUIPMENT--2.2%
Applied Materials, Inc.* ..................    370,400        19,677,500
Teradyne, Inc.* ...........................    280,000         8,750,000
                                                           -------------
                                                              28,427,500
                                                           -------------

SEMICONDUCTORS--6.2%
Altera Corporation* .......................    748,200        30,629,438
Intel Corporation .........................    302,100        13,594,500
Linear Technology Corporation .............    357,800        23,100,463
Texas Instruments, Incorporated ...........    258,600        12,687,563
                                                           -------------
                                                              80,011,964
                                                           -------------
Total Common Stocks
   (Cost $1,024,840,248) ..................                1,150,005,303
                                                           -------------

Preferred Stock--.5%

COMMUNICATIONS
Nokia Corporation, ADR
   (Cost $6,139,553) ......................    153,500         6,562,125
                                                           -------------

                                             Principal
Short-Term Investments--14.3%                 Amount           Value
                                              ------           -----
SHORT-TERM CORPORATE NOTES--7.7%
Cintas Executive Services,
   6.47%, 11/9/00 .........................$30,000,000     $  29,956,867
Florida Power & Light Company,
   6.50%, 11/7/00 .........................  4,000,000         3,995,667
Merrill Lynch & Co., Inc.,
   6.49%, 11/30/00 ........................ 20,700,000        20,591,779
Rembrandt International Company
   Holdings,
   6.52%, 11/28/00(a) ..................... 42,600,000        42,391,686
Textron Financial Corporation,
   6.52%, 11/17/00 ........................  3,200,000         3,190,727
                                                           -------------
Total Short-Term Corporate Notes
   (Cost $100,126,726) ....................                  100,126,726
                                                           -------------

SECURITIES HELD UNDER
   REPURCHASE AGREEMENTS--4.7%
Securities Held Under Repurchase
   Agreements, 6.47%, 11/1/00, with
   State Street Bank and Trust
   Company, dtd 10/31/00, repurchase
   price $60,210,819; collateralized
   by U.S. Treasury Bonds (par value
   $47,060,000, 8.50%, due 2/15/20) .......                   60,200,000
                                                           -------------

OTHER SHORT-TERM
   INVESTMENTS--1.9%                          Shares
Securities Lending Quality Trust              ------
   (Cost $24,572,089) (c) ................. 24,572,089        24,572,089
                                                           -------------
Total Short-Term Investments
   (Cost $184,898,815) ....................                  184,898,815
Total Investments
   (Cost $1,215,878,616) (b) ..............    103.8%      1,341,466,243
Liabilities in Excess of Other Assets .....     (3.8)        (49,352,720)
                                               -----       -------------
Net Assets ................................    100.0%     $1,292,113,523
                                               ======     ==============

*     Non-income producing security.
+     Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity to qualified institutional buyers.
(b) At October 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,215,878,616, amounted to $125,587,627 which consisted of aggregate gross unrealized appreciation of $187,117,192 and aggregate gross unrealized depreciation of $61,529,565.
(c)   Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUND
alger Largecap GROWTH PORTFOLIO (i)
Financial Highlights
For a share outstanding throughout the period

                                                                Class A (ii)                                 Class B
                                           ------------------------------------------------------   -----------------------
                                                                                      Ten Months
                                                    Year Ended October 31,              Ended       Year Ended October 31,
                                           --------------------------------------     October 31,   -----------------------
                                             2000           1999           1998         1997(iv)      2000           1999
                                           --------       --------       --------       -------     --------       --------
Net asset value, beginning of period ...   $  15.47       $  12.19       $  11.58       $  9.40     $  15.09       $  12.00
                                           --------       --------       --------       -------     --------       --------

Net investment income (loss) ...........       (.05)(v)       (.07)(v)       (.03)(v)      (.02)        (.16)(v)       (.18)(v)

Net realized and unrealized gain (loss)
   on investments ......................       1.33           4.64           2.13          2.20         1.31           4.56
                                           --------       --------       --------       -------     --------       --------

Total from investment operations .......       1.28           4.57           2.10          2.18         1.15           4.38

Distributions from net realized gains ..      (2.66)         (1.29)         (1.49)           --        (2.66)         (1.29)
                                           --------       --------       --------       -------     --------       --------

Net asset value, end of period .........   $  14.09       $  15.47       $  12.19       $ 11.58     $  13.58       $  15.09
                                           ========       ========       ========       =======     ========       ========

Total Return (vi) ......................       8.0%          40.4%          21.4%         23.2%         7.2%          39.3%
                                           ========       ========       ========       =======     ========       ========

Ratios and Supplemental Data:
   Net assets, end of period
    (000's omitted) ....................   $324,130       $228,896       $121,930       $52,307     $902,091       $770,311
                                           ========       ========       ========       =======     ========       ========
   Ratio of expenses to average
      net assets .......................      1.20%          1.21%          1.25%         1.30%        1.96%          1.96%
                                           ========       ========       ========       =======     ========       ========
   Ratio of net investment income (loss)
      to average net assets ............      (.32%)         (.50%)         (.23%)        (.39%)      (1.07%)        (1.26%)
                                           ========       ========       ========       =======     ========       ========

   Portfolio Turnover Rate .............     96.13%        205.94%        146.64%       128.26%       96.13%        205.94%
                                           ========       ========       ========       =======     ========       ========

(i) Prior to September 29, 2000 the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.
(ii)  Initially offered January 1, 1997.
(iii) Initially offered August 1, 1997.
(iv)  Ratios have been annualized; total return has not been annualized.
(v)   Amount was computed based on average shares outstanding during the period.
(vi)  Does not reflect the effect of any sales charges.

                       See Notes to Financial Statements.

                                                         Class B                                    Class C (iii)
                                         -----------------------------------     ---------------------------------------------------
                                                                                                                        Three Months
                                                Year Ended October 31,                  Year Ended October 31,             Ended
                                         -----------------------------------     -----------------------------------    October 31,
                                           1998          1997         1996         2000          1999          1998       1997(iv)
                                         --------      --------     --------     -------       -------       -------      -------
Net asset value, beginning of period ... $  11.50      $   9.49     $   9.38     $ 15.08       $ 12.00       $ 11.50      $ 11.98
                                         --------      --------     --------     -------       -------       -------      -------

Net investment income (loss) ...........     (.11)(v)      (.13)        (.08)(v)    (.16)(v)      (.18)(v)      (.11)(v)     (.02)

Net realized and unrealized gain (loss)
 on investments ......................       2.10          2.44          .78        1.31          4.55          2.10         (.46)
                                         --------      --------     --------     -------       -------       -------      -------

Total from investment operations .......     1.99          2.31          .70        1.15          4.37          1.99         (.48)

Distributions from net realized gains ..    (1.49)         (.30)        (.59)      (2.66)        (1.29)        (1.49)          --
                                         --------      --------     --------     -------       -------       -------      -------

Net asset value, end of period ......... $  12.00      $  11.50     $   9.49     $ 13.57       $ 15.08       $ 12.00      $ 11.50
                                         ========      ========     ========     =======       =======       =======      =======

Total Return (vi) ......................    20.5%         24.9%         8.1%        7.2%         39.2%         20.5%        (4.0%)
                                         ========      ========     ========     =======       =======       =======      =======

Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted) ....................   $390,885      $304,984     $266,207     $65,893       $31,500       $ 3,312      $   199
                                         ========      ========     ========     =======       =======       =======      =======
 Ratio of expenses to average
    net assets .......................      2.00%         2.08%        2.08%       1.95%         1.97%         2.00%        2.02%
                                         ========      ========     ========     =======       =======       =======      =======
 Ratio of net investment income (loss)
    to average net assets ............      (.98%)       (1.13%)       (.84%)     (1.08%)       (1.30%)        (.97%)      (1.43%)
                                         ========      ========     ========     =======       =======       =======      =======

 Portfolio Turnover Rate .............    146.64%       128.26%       94.91%      96.13%       205.94%       146.64%      128.26%
                                         ========      ========     ========     =======       =======       =======      =======

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
Alger Small Capitalization Portfolio Portfolio Highlights Through October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hypothetical $10,000 Investment in Class B Shares - 10 Years Ended 10/31/00
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

[The following table was depicted as a mountain chart in the printed material.]

ALGER SMALL CAP PLOT POINTS

                  Alger Small Capitalization Growth B      S&P 500 Index
11/1/90                          10000                         10000
                                 16374                         16653
10/31/92                         16935                         16593
                                 21302                         21185
10/31/94                         21079                         20991
                                 30807                         25308
10/31/96                         31784                         28681
                                 35867                         34753
10/31/98                         31973                         29245
                                 42421                         37810
10/31/2000                       42589                         43920

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Small Capitalization Class B shares and the Russell 2000 Growth Index for the ten years ended October 31, 2000. Figures for both the Alger Small Capitalization Class B shares and the Russell 2000 Growth Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger Small Capitalization Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
Performance Comparison as of 10/31/00+

                                                Average Annual Total Returns
                                 1              5            10          Since
                               Year           Years         Years      Inception
                               -------------------------------------------------
Class A (Inception 1/1/97)     (4.37%)         *            *           6.46%
Russell 2000 Growth Index      16.16%          *            *          10.40%
--------------------------------------------------------------------------------
Class B (Inception 11/11/86)   (4.61%)         6.00%       15.59%      14.96%
Russell 2000 Growth Index      16.16%         11.66%       15.95%      10.34%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)     (2.10%)         *            *           4.18%
Russell 2000 Growth Index      16.16%          *            *           8.94%
--------------------------------------------------------------------------------

The Portfolio's average annual total returns include changes in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment return and principal will fluctuate and the Portfolio's shares, when redeemed, may be worth more or less than their original cost.

+ Returns reflect maximum initial sales charges on Class A and Class C shares and applicable contingent deferred sales charges on Class B and Class C shares.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

Common Stocks--87.7%                            Shares           Value
                                                ------           -----

AIR TRANSPORT--.5%
SkyWest Inc. ..............................     41,400     $   2,090,700
                                                           -------------

BANKS--.5%
Greater Bay Bancorp .......................     13,600           442,850
Southwest Bancorporation of
   Texas, Inc.* ...........................     43,750         1,596,875
                                                           -------------
                                                               2,039,725
                                                           -------------

BIO-TECHNOLOGY RESEARCH & PRODUCTION--7.7%
Albany Molecular Research, Inc.* ..........     41,000         2,383,125
Alexion Pharmaceuticals, Inc.* ............     26,300         2,718,763
Aviron*+ ..................................     42,700         2,791,513
Celgene Corporation* ......................     32,000         2,060,000
Cell Therapeutics, Inc.* ..................     24,800         1,658,887
Cephalon, Inc.* ...........................     88,629         4,752,730
Charles River Laboratories
   International, Inc.* ...................     79,850         2,096,063
IDEC Pharmaceuticals Corporation* .........     32,500         6,374,063
Informax, Inc.* ...........................     85,830         2,387,147
Lexicon Genetics Incorporated* ............    133,900         2,711,475
Myriad Genetics, Inc.* ....................      8,000           960,000
NPS Pharmaceuticals, Inc.* ................     51,500         2,208,063
Titan Pharmaceuticals, Inc.* ..............     15,400           648,032
Variagenics, Inc.* ........................     45,050           743,325
                                                           -------------
                                                              34,493,186
                                                           -------------

BUSINESS SERVICES
AvantGo, Inc.* ............................     13,945           137,271
                                                           -------------

COMMERCIAL SERVICES--.5%
Corporate Executive Board Co. .............     45,200         2,084,850
                                                           -------------

COMMUNICATIONS
   TECHNOLOGY--7.3%
Avocent Corporation* ......................     80,500         5,710,469
Cobalt Networks, Inc.* ....................    172,500         9,509,063
Digital Lightwave, Inc.*+ .................     49,500         2,509,031
Packeteer Inc. ............................     93,400         2,323,325
Proxim, Inc.* .............................     47,100         2,855,438
REMEC, Inc.* ..............................     73,500         2,191,219
Research in Motion Limited* ...............     63,200         6,320,000
TeleCommunication Systems,
   Inc. Cl. A* ............................     78,900         1,242,675
                                                           -------------
                                                              32,661,220
                                                           -------------

COMPUTER SERVICES--10.8%
Actuate Corporation* ......................    198,000         5,581,125
Aspen Technology, Inc.* ...................     88,000         3,635,500
Click Commerce, Inc.* .....................     28,300           810,088
Documentum, Inc.* .........................     19,400         1,649,000
Embarcadero Technologies, Inc.* ...........      5,120           309,440
Evolve Software, Inc.* ....................     88,000         1,380,500
Exult Inc.*+ ..............................    259,300         3,889,500
Informatica Corporation* ..................     38,000         3,591,000
Interwoven, Inc.* .........................     60,308         6,076,031
Manugistics Group, Inc.* ..................     34,900         3,976,419
Micromuse Inc.* ...........................     32,500         5,514,844
Netegrity, Inc.* ..........................     38,350         2,991,300
Resonate Inc.* ............................     25,200         1,067,850
SignalSoft Corporation* ...................     47,375         1,347,226
SpeechWorks International Inc.* ...........     80,450         6,697,463
                                                           -------------
                                                              48,517,286
                                                           -------------

COMPUTER TECHNOLOGY--.6%
Computer Network Technology
   Corporation* ...........................     86,395         2,625,598
                                                           -------------

DIVERSIFIED FINANCIAL
   SERVICES--2.2%
BISYS Group, Inc.* ........................    213,800        10,075,325
                                                           -------------

DRUGS & PHARMACEUTICALS--8.3%
ALZA Corporation* .........................     53,550         4,334,202
AmeriSource Health Corporation
   Cl. A* .................................    284,100        12,340,594
Bindley Western Industries, Inc. ..........    230,750         8,292,578
COR Therapeutics, Inc.* ...................     52,400         2,960,600
Medicis Pharmaceutical
   Corporation* ...........................     39,650         2,919,231
Onyx Pharmaceuticals, Inc.*+ ..............     61,200           918,000
Priority Healthcare Corporation,
   Cl. B* .................................     65,300         3,509,875
United Therapeutics Corporation*+ .........     35,000         1,872,500
                                                           -------------
                                                              37,147,580
                                                           -------------

ELECTRONICS--6.5%
Benchmark Electronics, Inc.* ..............     94,800         3,815,700
DDi Corp.* ................................    207,100         8,271,056
Keithley Instruments, Inc. ................     59,900         3,204,650
Mettler-Toledo International Inc.* ........     50,600         2,362,388
MRV Communications, Inc.* .................     95,900         3,788,050
Plexus Corp.* .............................    105,000         6,621,563
SMTC Corporation* .........................     58,300         1,100,413
                                                           -------------
                                                              29,163,820
                                                           -------------

ENERGY--1.1%
CARBO Ceramics Inc. .......................     52,800         1,580,700
FuelCell Energy, Inc.*+ ...................     34,840         2,667,437
Veritas DGC Inc.* .........................     13,500           405,000
                                                           -------------
                                                               4,653,137
                                                           -------------

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS  (Continued)
October 31, 2000

Common Stocks--(cont.)                          Shares           Value
                                                ------           -----

FINANCIAL INFORMATION
   SERVICES--2.5%
FactSet Research Systems Inc. .............    296,200     $  11,217,094
                                                           -------------

FREIGHT
EGL, Inc.* ................................     11,200           319,200
                                                           -------------

HEALTH CARE--9.1%
Advance Paradigm, Inc.* ...................     82,500         4,032,188
IMPATH Inc.* ..............................     80,900         6,118,062
Laboratory Corporation of America
   Holdings* ..............................    109,500        14,768,812
Orthodontic Centers Of America* ...........    141,895         4,735,746
Province Healthcare Company* ..............    257,825        10,860,878
                                                           -------------
                                                              40,515,686
                                                           -------------

HOTELS--.2%
Orient-Express Hotels Ltd., Cl. A* ........     58,250         1,052,141
                                                           -------------

IDENTIFICATION CONTROL
   & FILTER DEVICES--.8%
Artesyn Technologies, Inc.* ...............     92,500         3,757,812
                                                           -------------

INVESTMENT MANAGEMENT COMPANIES--5.0%
Affiliated Managers Group, Inc.* ..........     92,400         5,555,550
Blackrock Inc.* ...........................    169,900         7,241,987
Federated Investors, Inc. Cl. B ...........    335,450         9,769,981
                                                           -------------
                                                              22,567,518
                                                           -------------

MEDICAL & DENTAL INSTRUMENTS
   & SUPPLIES--2.5%
Cytyc Corporation* ........................     48,900         2,902,673
Enzon, Inc.* ..............................    114,800         8,179,500
                                                           -------------
                                                              11,082,173
                                                           -------------

MEDICAL SERVICES--2.7%
Aurora Biosciences Corp.* .................    150,100         9,146,719
Deltagen, Inc.* ...........................     38,000           603,250
RehabCare Group, Inc.* ....................     51,258         2,213,705
                                                           -------------
                                                              11,963,674
                                                           -------------

METAL FABRICATING--2.5%
Shaw Group Inc. (The)* ....................    136,900        11,157,350
                                                           -------------

OIL--1.2%
Cross Timbers Oil Company .................     44,000           827,750
Grey Wolf, Inc.* ..........................    456,250         2,110,156
Mitchell Energy & Development
   Corp. ..................................     18,300           841,800
Spinnaker Exploration Company* ............     10,500           317,625
St. Mary Land & Exploration
   Company ................................     24,500           574,219
Swift Energy Company* .....................     19,700           640,250
                                                           -------------
                                                               5,311,800
                                                           -------------

PHOTOGRAPHY--1.2%
Concord Camera Corp.* .....................    168,435         5,210,957
                                                           -------------

PRODUCTION TECHNOLGY EQUIPMENT--.5%
DuPont Photomasks, Inc.* ..................     36,929         2,072,640
                                                           -------------

RESTAURANTS--1.9%
California Pizza Kitchen, Inc.* ...........     78,000         2,730,000
Cheesecake Factory Incorporated* ..........    122,200         5,414,988
Krispy Kreme Doughnuts Inc.* ..............      5,000           492,812
                                                           -------------
                                                               8,637,800
                                                           -------------

RETAIL--1.3%
Abercrombie & Fitch Co., Cl. A* ...........    147,800         3,482,537
Zale Corporation* .........................     66,600         2,256,075
                                                           -------------
                                                               5,738,612
                                                           -------------

SCIENTIFIC EQUIPMENT
   & SUPPLIERS--2.5%
Newport Corporation .......................     99,150        11,323,240
                                                           -------------

SECURITIES BROKERAGE
   & SERVICES--.6%
Investment Technology Group, Inc.* ........     71,300         2,566,800
                                                           -------------

SEMICONDUCTORS--5.9%
Actel Corporation* ........................     37,900         1,388,087
Applied Micro Circuits Corp.* .............     33,069         2,527,696
Elantec Semiconductor Inc.* ...............     52,550         5,846,188
Exar Corporation* .........................     44,400         1,984,125
Integrated Circuit Systems, Inc.* .........    220,000         2,997,500
Microtune, Inc.* ..........................     90,000         2,531,250
Oak Technology Inc.* ......................    168,500         4,728,531
OmniVision Technologies, Inc.* ............     25,950           885,544
Pericom Semiconductor
   Corporation* ...........................    136,000         3,604,000
                                                           -------------
                                                              26,492,921
                                                           -------------

TELECOMMUNICATIONS EQUIPMENT--.5%
Plantronics, Inc.* ........................     51,600         2,354,250
                                                           -------------

TRUCKERS--.8%
Forward Air Corporation* ..................     86,500         3,557,312
                                                           -------------

UTILITIES
TNPC, Inc.* ...............................     28,600           475,475
                                                           -------------
Total Common Stocks
   (Cost $367,942,398)                                       393,064,153
                                                           -------------

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS  (Continued)
October 31, 2000

                                            Principal
Short-Term Investments--12.6%                 Amount           Value
                                              ------           -----

SHORT-TERM CORPORATE
   NOTES--8.2%
Cintas Executive Services,
   6.47%, 11/9/00 .........................$12,200,000     $  12,182,460
Merrill Lynch & Co., Inc.,
   6.49%, 11/30/00 ........................ 13,600,000        13,528,898
United Technologies Corporation,
   6.47%, 11/1/00 (a) ..................... 11,200,000        11,200,000
                                                           -------------
Total Short-Term Corporate Notes
   (Cost $36,911,358) .....................                   36,911,358
                                                           -------------

SECURITIES HELD UNDER
   REPURCHASE AGREEMENTS--4.4%
Securities Held Under Repurchase
   Agreements, 6.47%, 11/1/00,
   with State Street Bank and Trust
   Company, dtd 10/31/00 repurchase
   price $19,653,532; collateralized
   by Federal Home Loan
   Bank Notes (par value
   $20,640,000, 6.47%, due 4/27/04) .......                   19,650,000
                                                           -------------
Total Short-Term Investments
   (Cost $56,561,358) .....................                   56,561,358
                                                           -------------
Total Investments
   (Cost $424,503,756) ....................      100.3%      449,625,511
Liabilities in Excess of Other Assets .....       (0.3)       (1,475,786)
                                                 -----     -------------
Net Assets ................................      100.0%    $ 448,149,725
                                                 =====     =============

*     Non-income producing security.
+     Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At October 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $424,503,756, amounted to $25,121,755 which consisted of aggregate gross unrealized appreciation of $53,987,476 and aggregate gross unrealized depreciation of $28,865,721.

                       See Notes to Financial Statements.

                      [This page intentionally left blank]

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                                Class A (i)                                 Class B
                                           ------------------------------------------------------   -----------------------
                                                                                      Ten Months
                                                    Year Ended October 31,              Ended       Year Ended October 31,
                                           --------------------------------------     October 31,   -----------------------
                                             2000           1999           1998        1997(iii)      2000           1999
                                           --------       --------       --------       -------     --------       --------
Net asset value, beginning of period ...   $  10.35       $  8.74        $ 10.35        $  9.21     $  10.13        $   8.61
                                           --------       -------        -------        -------     --------        --------

Net investment income (loss) ...........       (.08)(iv)     (.08)(iv)      (.06)(iv)      (.04)        (.16)(iv)       (.15)(iv)

Net realized and unrealized gain (loss)
on investments .........................        .35          2.71          (1.04)          1.18          .36            2.69
                                           --------       -------        -------        -------     --------        --------

Total from investment operations .......        .27          2.63          (1.10)          1.14          .20            2.54

Distributions from net realized gains ..      (1.81)        (1.02)          (.51)            --        (1.81)          (1.02)
                                           --------       -------        -------        -------     --------        --------

Net asset value, end of period .........   $   8.81       $ 10.35        $  8.74        $ 10.35     $   8.52        $  10.13
                                           ========       =======        =======        =======     ========        ========

Total Return (v) .......................        .4%         32.7%         (10.9%)         12.4%         (.4%)          32.1%
                                           ========       =======        =======        =======     ========        ========

Ratios and Supplemental Data:
   Net assets, end of period
      (000's omitted) ..................   $111,665       $69,986        $59,516        $25,996     $325,382        $419,842
                                           ========       =======        =======        =======     ========        ========
   Ratio of expenses to average
      net assets .......................      1.41%         1.38%          1.37%          1.38%        2.14%           2.14%
                                           ========       =======        =======        =======     ========        ========
   Ratio of net investment income (loss)
      to average net assets ............      (.81%)        (.79%)         (.71%)         (.93%)      (1.58%)         (1.58%)
                                           ========       =======        =======        =======     ========        ========

   Portfolio Turnover Rate .............    207.19%       110.92%        157.26%        120.27%      207.19%         110.92%
                                           ========       =======        =======        =======     ========        ========

(i)   Initially offered January 1, 1997.
(ii)  Initially offered August 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.

                       See Notes to Financial Statements.

                                                          Class B                                   Class C (ii)
                                           ----------------------------------    ---------------------------------------------------
                                                                                                                        Three Months
                                                  Year Ended October 31,                 Year Ended October 31,             Ended
                                           ----------------------------------    -----------------------------------     October 31,
                                             1998          1997        1996        2000          1999          1998       1997(iii)
                                           --------      --------    --------    -------       -------       -------      --------
Net asset value, beginning of period ...   $  10.29      $  10.86    $  11.13    $ 10.13       $  8.59       $ 10.29       $ 10.38
                                           --------      --------    --------    -------       -------       -------       -------

Net investment income (loss) ...........       (.14)(iv)     (.11)       (.09)      (.16)(iv)     (.16)(iv)     (.10)(iv)     (.03)

Net realized and unrealized gain (loss)
on investments .........................      (1.03)         1.28         .42        .37          2.72         (1.09)         (.06)
                                           --------      --------    --------    -------       -------       -------       -------

Total from investment operations .......      (1.17)         1.17         .33        .21          2.56         (1.19)         (.09)

Distributions from net realized gains ..       (.51)        (1.74)       (.60)     (1.81)        (1.02)         (.51)           --
                                           --------      --------    --------    -------       -------       -------       -------

Net asset value, end of period .........   $   8.61      $  10.29    $  10.86    $  8.53       $ 10.13       $  8.59       $ 10.29
                                           ========      ========    ========    =======       =======       =======       =======

Total Return (v) .......................     (11.6%)        12.9%        3.2%       (.3%)        32.4%        (11.8%)         (.9%)
                                           ========      ========    ========    =======       =======       =======       =======

Ratios and Supplemental Data:
   Net assets, end of period
      (000's omitted) ..................   $460,788      $580,651    $553,872    $11,103       $ 7,659       $ 4,838       $   338
                                           ========      ========    ========    =======       =======       =======       =======

   Ratio of expenses to average
      net assets .......................      2.12%         2.14%       2.13%      2.15%         2.13%         2.11%         2.09%
                                           ========      ========    ========    =======       =======       =======       =======

   Ratio of net investment income (loss)
      to average net assets ............     (1.51%)       (1.67%)     (1.59%)    (1.57%)       (1.55%)       (1.36%)       (1.71%)
                                           ========      ========    ========    =======       =======       =======       =======

   Portfolio Turnover Rate .............    157.26%       120.27%     153.35%    207.19%       110.92%       157.26%       120.27%
                                           ========      ========    ========    =======       =======       =======       =======

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
Alger Balanced Portfolio Portfolio Highlights Through October 31, 2000
(Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hypothetical $10,000 Investment in Class B Shares from 6/1/92 to 10/31/00
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

[The following table was depicted as a mountain chart in the printed material.]

ALGER BALANCED PLOT POINTS

                Alger Balanced B   S&P 500 Index   Lehman Gov't/Corp. Bond Index
6/1/92                10000            10000                 10000
10/31/92              9950             10197                 10479
10/31/93              11180            11720                 11911
10/31/94              10736            12173                 11358
10/31/95              13700            15393                 13193
10/31/96              14558            19101                 13905
10/31/97              17360            25236                 15130
10/31/98              20287            30784                 16684
10/31/99              26675            38686                 16575
10/31/2000            29171            41045                 17754

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Balanced Class B shares, the S&P 500 Index, and the Lehman Brothers Government/Corporate Bond Index on June 1, 1992, the inception date of the Alger Balanced Portfolio, through October 31, 2000. Figures for the Alger Balanced Portfolio Class B shares, the S&P 500 Index, an unmanaged index of common stocks, and the Lehman Brothers Government/Corporate Bond Index, an unmanaged index of government and corporate bonds, include reinvestment of dividends and/or interest. Performance for the Alger Balanced Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
Performance Comparison as of 10/31/00+

                                        Average Annual Total Returns
                                 1                  5                    Since
                               Year               Years                Inception
                               -------------------------------------------------
Class A (Inception 1/1/97)     4.95%                 *                 18.89%
S&P 500 Index                  6.10%                 *                 20.40%
Lehman Gov't/Corp. Bond Index  7.11%                 *                  6.38%
--------------------------------------------------------------------------------
Class B (Inception 6/1/92)     4.36%              16.10%               13.56%
S&P 500 Index                  6.10%              21.67%               18.26%
Lehman Gov't/Corp. Bond Index  7.11%               6.12%                7.13%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)     7.23%                 *                 16.10%
S&P 500 Index                  6.10%                 *                 14.77%
Lehman Gov't/Corp. Bond Index  7.11%                 *                  5.70%
--------------------------------------------------------------------------------

The Portfolio's average annual total returns include changes in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment return and principal will fluctuate and the Portfolio's shares, when redeemed, may be worth more or less than their original cost.

+ Returns reflect maximum initial sales charges on Class A and Class C shares and applicable contingent deferred sales charges on Class B and Class C shares.

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

Common Stocks--52.4%                            Shares         Value
                                                ------         -----

ADVERTISING--.4%
Omnicom Group Inc. .........................    11,900     $   1,097,775
                                                           -------------

AEROSPACE--2.4%
General Dynamics Corporation ...............    22,500         1,610,156
United Technologies Corporation ............    69,900         4,879,894
                                                           -------------
                                                               6,490,050
                                                           -------------

AUTOMOTIVE--.4%
Harley-Davidson, Inc.+ .....................    25,000         1,204,688
                                                           -------------

BIO-TECHNOLOGY RESEARCH
   & PRODUCTION--1.5%
Amgen Inc.* ................................    69,200         4,009,275
                                                           -------------

CABLE--.8%
Comcast Corp., Cl. A Special* ..............    25,000         1,018,750
Time Warner Inc. ...........................    17,250         1,309,448
                                                           -------------
                                                               2,328,198
                                                           -------------

COMMUNICATION EQUIPMENT--2.6%
Cisco Systems, Inc.* .......................    85,900         4,627,862
Corning Incorporated .......................    31,700         2,425,050
                                                           -------------
                                                               7,052,912
                                                           -------------

COMMUNICATIONS
   TECHNOLOGY--3.3%
America Online, Inc.* ......................    63,400         3,197,262
AT&T Corp. Liberty Media Group,
   Series A* ...............................    55,000           990,000
Exodus Communications, Inc.* ...............    27,300           916,256
SBC Communications, Inc. ...................    14,000           807,625
Viacom Inc. Cl. B* .........................    57,950         3,295,906
                                                           -------------
                                                               9,207,049
                                                           -------------

COMPUTER RELATED &
   BUSINESS EQUIPMENT--2.6%
Dell Computer Corporation* .................    29,000           855,500
EMC Corporation* ...........................    27,150         2,418,047
Hewlett-Packard Company ....................    20,900           970,544
Sun Microsystems, Inc.* ....................    26,900         2,982,537
                                                           -------------
                                                               7,226,628
                                                           -------------

COMPUTER SERVICES--2.0%
CNET Networks, Inc.*+ ......................    41,600         1,310,400
eBay Inc.*+ ................................    76,400         3,934,600
Yahoo Inc.* ................................     5,752           337,211
                                                           -------------
                                                               5,582,211
                                                           -------------

COMPUTER SOFTWARE--3.6%
BEA Systems, Inc.*+ ........................    16,500         1,183,875
Commerce One, Inc.*+ .......................    21,800         1,399,288
i2 Technologies, Inc.* .....................     9,620         1,635,400
Intuit Inc.* ...............................    39,500         2,426,781
Microsoft Corporation* .....................    46,900         3,230,237
                                                           -------------
                                                               9,875,581
                                                           -------------

CONGLOMERATE--3.3%
General Electric Company ...................    30,200         1,655,337
Philip Morris Companies Inc. ...............    44,000         1,611,500
Tyco International Limited .................   103,000         5,838,813
                                                           -------------
                                                               9,105,650
                                                           -------------

ENERGY & ENERGY SERVICES--2.9%
Calpine Corporation*+ ......................    21,600         1,705,050
Duke Energy Corporation ....................     9,500           821,156
Halliburton Company ........................   107,150         3,971,247
Transocean Sedco Forex Inc. ................    29,100         1,542,300
                                                           -------------
                                                               8,039,753
                                                           -------------

FINANCIAL SERVICES--5.1%
American Express Company ...................    22,500         1,350,000
Citigroup Inc. .............................    88,066         4,634,473
Marsh & McLennan Companies, Inc. ...........    10,400         1,359,800
Merrill Lynch & Co., Inc. ..................    21,700         1,519,000
Schwab (Charles) Corporation (The) .........    50,725         1,781,716
Stilwell Financial Inc. ....................    53,800         2,410,912
Washington Mutual, Inc. ....................    20,800           915,200
                                                           -------------
                                                              13,971,101
                                                           -------------

FOOD CHAINS--1.4%
The Kroger Co.* ............................    52,900         1,193,556
Safeway Inc.* ..............................    47,500         2,597,656
                                                           -------------
                                                               3,791,212
                                                           -------------

FOODS & BEVERAGES--.6%
The Coca-Cola Company ......................    29,450         1,778,044
                                                           -------------

HEALTH CARE ADMINISTRATIVE SERVICES--2.0%
Cardinal Health, Inc. ......................    57,300         5,429,175
                                                           -------------

INSURANCE--1.2%
American International Group, Inc. .........    34,200         3,351,600
                                                           -------------

MANUFACTURING--.9%
Sanmina Corporation*+ ......................     7,200           823,050
Solectron Corporation* .....................    37,600         1,654,400
                                                           -------------
                                                               2,477,450
                                                           -------------

MEDICAL DEVICES--.9%
Guidant Corporation* .......................    32,600         1,725,763
Medtronic, Inc. ............................    15,200           825,550
                                                           -------------
                                                               2,551,313
                                                           -------------

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2000

Common Stocks--(cont.)                          Shares         Value
                                                ------         -----

OIL & GAS--1.9%
Exxon Mobil Corporation ....................    58,000     $   5,172,875
                                                           -------------

PHARMACEUTICALS--4.6%
Abbott Laboratories ........................    17,000           897,812
American Home Products
   Corporation .............................    61,191         3,885,629
Baxter International Inc. ..................    37,300         3,065,594
Pfizer Inc. ................................   113,225         4,889,905
                                                           -------------
                                                              12,738,940
                                                           -------------

RETAIL--3.2%
Best Buy Co., Inc.* ........................    40,200         2,017,537
Home Depot, Inc. ...........................    19,850           853,550
Walgreen Co. ...............................    42,300         1,929,938
Wal-Mart Stores, Inc. ......................    86,950         3,945,356
                                                           -------------
                                                               8,746,381
                                                           -------------

SEMICONDUCTOR CAPITAL EQUIPMENT--1.4%
Applied Materials, Inc.* ...................    49,100         2,608,438
Teradyne, Inc.* ............................    42,000         1,312,500
                                                           -------------
                                                               3,920,938
                                                           -------------

SEMICONDUCTORS--3.4%
Altera Corporation* ........................   109,100         4,466,281
Intel Corporation ..........................    34,300         1,543,500
Linear Technology Corporation ..............    30,700         1,982,069
Texas Instruments, Incorporated ............    26,200         1,285,437
                                                           -------------
                                                               9,277,287
                                                           -------------
Total Common Stocks
   (Cost $137,603,156)                                       144,426,086
                                                           -------------

Preferred Stock--.3%

Communication Equipment
Nokia Corporation, ADR
   (Cost $807,941) .........................    20,200           863,550
                                                           -------------

                                             Principal
Corporate Bonds--14.8%                        Amount
                                              ------

AUTOMOTIVE--1.6%
Ford Motor Credit Company,
   7.50%, 6/15/03 ..........................$2,000,000         2,011,560
General Motors Acceptance Corp.,
   6.55%, 11/17/03 ......................... 2,300,000         2,262,786
                                                           -------------
                                                               4,274,346
                                                           -------------

BANKS--3.0%
Associates Corp., North America
   Sr. Notes, 5.75%, 11/1/03 ............... 1,000,000           965,040
First USA Bank Wilmington Delaware,
   7.65%, 8/1/03 ...........................$3,000,000         3,058,230
Signet Bank,
   7.80%, 9/15/06 .......................... 3,000,000         3,124,500
Wells Fargo & Co. Sr. Global Notes,
   6.625%, 7/15/04 ......................... 1,200,000         1,182,540
                                                           -------------
                                                               8,330,310
                                                           -------------

CHEMICALS--.5%
Du Pont E.I. De Nemours & Co.,
   6.50%, 9/1/02 ........................... 1,500,000         1,490,055
                                                           -------------

COMMUNICATIONS
   TECHNOLOGY--2.5%
AT&T Corp.,
   7.00%, 5/15/05 .......................... 2,000,000         1,956,500
Beneficial Corp.,
   6.575%, 12/16/02 ........................   500,000           494,470
TCI Communications Inc. Sr. Notes,
   8.00%, 8/1/05 ........................... 1,000,000         1,010,580
Tele-Communications, Inc.,
   7.25%, 8/1/05 ...........................   500,000           488,705
Vodafone Group, PLC ADR,
   7.625%, 2/15/05 (a) ..................... 3,000,000         3,043,080
                                                           -------------
                                                               6,993,335
                                                           -------------

CONGLOMERATE--.2%
Loews Corp.,
   7.625%, 6/1/23 ..........................   500,000           455,725
                                                           -------------

CONSUMER PRODUCTS--.1%
Eastman Kodak Company,
   9.20%, 6/1/21 ...........................   300,000           316,530
                                                           -------------

ELECTRIC & GAS COMPANIES--2.5%
General Electric Capital Corp.,
   7.50%, 5/15/05 .......................... 3,000,000         3,084,780
GTE Florida Inc.,
   6.25%, 11/15/05 ......................... 3,000,000         2,927,520
Pacific Gas & Electric Co.,
   7.25%, 3/1/26 ...........................   182,000           162,542
Potomac Electric Power Co.,
   7.00%, 1/15/24 ..........................   200,000           175,000
Washington Gas Light Co.,
   Medium Term Notes,
   6.51%, 8/18/08 ..........................   500,000           478,460
                                                           -------------
                                                               6,828,302
                                                           -------------

FINANCIAL SERVICES--4.0%
Bank of America Corp.,
   7.20%, 4/15/06 .......................... 1,500,000         1,491,420

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2000

                                             Principal
Corporate Bonds--(cont.)                       Amount          Value
                                               ------          -----

FINANCIAL SERVICES--(cont.)
Block Financial Corp.,
   8.50%, 4/15/07 ..........................$  500,000     $     514,750
Chase Manhattan Corporation,
   8.50%, 2/15/02 ..........................   200,000           202,988
Cit Group Inc.,
   7.125%, 10/15/04 ........................ 1,000,000           979,860
Citicorp, 7.125%, 6/1/03 ...................   200,000           201,472
Countrywide Home Loan Inc.,
   6.51%, 2/11/05 .......................... 1,524,000         1,458,209
   6.935%, 7/16/07 ......................... 3,450,000         3,240,413
Goldman, Sachs Group,
   6.65%, 5/15/09 .......................... 1,000,000           946,790
Morgan Stanley Dean Witter & Co.,
   6.875%, 3/1/07 .......................... 2,000,000         1,949,940
                                                           -------------
                                                              10,985,842
                                                           -------------

RETAIL--.4%
Wal-Mart Stores Inc.,
   6.55%, 8/10/04 .......................... 1,000,000           998,070
                                                           -------------
Total Corporate Bonds
   (Cost $40,720,961) ......................                  40,672,515
                                                           -------------

U.S. Government & Agency Obligations--19.1%
Federal Home Loan Bank,
   5.87%, 4/22/03 ..........................   300,000           295,782
   5.935%, 4/22/05 .........................   400,000           389,936
   6.375%, 8/15/06 ......................... 3,000,000         2,968,800
   7.625%, 5/15/07 ......................... 2,000,000         2,106,440
   6.75%, 8/15/07 .......................... 3,000,000         3,021,390
   6.12%, 8/26/08 .......................... 1,000,000           944,690
   7.625%, 5/14/10 ......................... 2,000,000         2,125,880
Federal Home Loan Mortgage Corp.,
   6.00%, 6/23/04 .......................... 1,500,000         1,462,260
   5.75%, 4/15/08 .......................... 1,000,000           945,780
   6.625%, 9/15/09 ......................... 1,200,000         1,192,500
   6.875%, 9/15/10 ......................... 2,000,000         2,025,320
   7.08%, 3/17/14 ..........................   400,000           381,436
Federal National Mortgage Assoc.,
   5.38%, 1/16/01 .......................... 2,000,000         1,995,720
   6.00%, 3/8/04 ........................... 3,000,000         2,950,260
   7.125%, 2/15/05 ......................... 2,000,000         2,043,200
   6.96%, 4/2/07 ...........................   500,000           507,420
   7.49%, 5/22/07 ..........................   250,000           243,125
   6.09%, 1/12/09 .......................... 1,000,000           935,470
   7.00%, 3/4/13 ...........................   600,000           572,250
   6.75%, 2/4/28 ...........................   400,000           361,252
U.S. Treasury Notes,
   6.125%, 12/31/01 ........................ 1,000,000           998,440
   6.50%, 3/31/02 .......................... 2,000,000         2,008,440
   6.375%, 4/30/02 ......................... 2,000,000         2,006,880
   7.50%, 5/15/02 ..........................   100,000           102,016
   6.25%, 7/31/02 .......................... 3,500,000         3,511,410
   6.25%, 2/15/03 .......................... 1,750,000         1,760,658
   6.00%, 8/15/04 .......................... 1,500,000         1,506,795
   5.875%, 11/15/04 ........................ 2,000,000         2,001,260
   6.50%, 8/15/05 .......................... 6,000,000         6,165,000
   6.50%, 10/15/06 ......................... 1,500,000         1,547,115
   5.625%, 5/15/08 ......................... 1,500,000         1,479,615
   6.00%, 8/15/09 .......................... 2,000,000         2,020,940
                                                           -------------
Total U.S. Government &
   Agency Obligations
   (Cost $52,082,016) ......................                  52,577,480
                                                           -------------

Short-Term Investments--17.3%

SHORT-TERM CORPORATE
   NOTES--10.6%
Consolidated Natural Gas Company,
   6.55%, 11/30/00 ......................... 5,400,000         5,371,507
Indiana Gas Company, Inc.,
   6.48%, 11/8/00 .......................... 8,100,000         8,089,794
Merrill Lynch & Co., Inc.,
   6.49%, 11/30/00 ......................... 8,100,000         8,057,653
Textron Financial Corporation,
   6.52%, 11/17/00 ......................... 6,700,000         6,680,585
United Technologies Corporation,
   6.47%, 11/1/00 (a) ......................   900,000           900,000
                                                           -------------
Total Short-Term Corporate Notes
   (Cost $29,099,539) ......................                  29,099,539
                                                           -------------

SECURITIES HELD UNDER
   REPURCHASE AGREEMENTS--4.4%
Securities Held Under Repurchase
   Agreements, 6.47%, 11/1/00, with
   State Street Bank and Trust,
   dtd 10/31/00, repurchase price
   $12,102,175; collateralized by
   Federal National Mortgage
   Association Discount Notes
   (par value $12,390,000
   due 11/24/00) ...........................                  12,100,000
                                                           -------------

OTHER SHORT-TERM
   INVESTMENTS--2.3%                        Shares
Securities Lending Quality Trust            ------
   (Cost $6,418,900) (c)                   6,418,900           6,418,900
                                                           -------------
Total Short-Term Investments
   (Cost $47,618,439) ......................                  47,618,439
                                                           -------------

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2000

                                                               Value
                                                               -----

Total Investments
   (Cost $278,832,513) (b) .................     103.9%      286,158,070
Liabilities in Excess of Other Assets ......      (3.9)      (10,771,769)
                                                 -----     -------------
Net Assets .................................     100.0%    $ 275,386,301
                                                 =====     =============

*     Non-income producing security.
+     Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity to qualified institutional buyers.
(b) At October 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $278,832,513 amounted to $7,325,557 which consisted of aggregate gross unrealized appreciation of $16,426,320 and aggregate gross unrealized depreciation of $9,100,763.
(c)   Represents investments of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER BALANCED PORTFOLIO
Financial Highlights
For a share outstanding throughout the period

                                                               Class A (i)                              Class B
                                           -------------------------------------------------    -----------------------
                                                                                  Ten Months
                                                  Year Ended October 31,            Ended        Year Ended October 31,
                                           ----------------------------------     October 31,   -----------------------
                                             2000          1999          1998      1997(iii)      2000           1999
                                           -------       -------       ------       -------     --------       -------
Net asset value, beginning of period ...   $ 20.95       $ 16.83       $16.58       $ 13.99     $  20.59       $ 16.64
                                           -------       -------       ------       -------     --------       -------

Net investment income (loss) ...........       .39(iv)       .25(iv)      .16(iv)       .05          .17(iv)       .07(iv)

Net realized and unrealized gain (loss)
   on investments ......................      1.68          4.97         2.35          2.54         1.71          4.93
                                           -------       -------       ------       -------     --------       -------

Total from investment operations .......      2.07          5.22         2.51          2.59         1.88          5.00
                                           -------       -------       ------       -------     --------       -------

Dividends from net investment income ...      (.13)         (.08)        (.06)           --         (.04)         (.03)


Distributions from net realized gains ..     (1.60)        (1.02)       (2.20)           --        (1.60)        (1.02)
                                           -------       -------       ------       -------     --------       -------

Total distributions ....................     (1.73)        (1.10)       (2.26)           --        (1.64)        (1.05)
                                           -------       -------       ------       -------     --------       -------

Net asset value, end of period .........   $ 21.29       $ 20.95       $16.83       $ 16.58     $  20.83       $ 20.59
                                           =======       =======       ======       =======     ========       =======
Total Return (v) .......................     10.2%         32.5%        17.7%         18.5%         9.4%         31.5%
                                           =======       =======       ======       =======     ========       =======

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) ...................   $93,671       $12,488       $1,354       $   459     $132,123       $52,607
                                           =======       =======       ======       =======     ========       =======
   Ratio of expenses to average
      net assets .......................     1.29%         1.40%        1.79%         2.10%        2.04%         2.18%
                                           =======       =======       ======       =======     ========       =======
   Ratio of net investment income (loss)
      to average net assets ............     1.80%         1.15%         .98%          .72%         .98%          .36%
                                           =======       =======       ======       =======     ========       =======

   Portfolio Turnover Rate .............    63.50%       126.01%       93.23%       109.26%       63.50%       126.01%
                                           =======       =======       ======       =======     ========       =======

(i)   Initially offered January 1, 1997.
(ii)  Initially offered August 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.

                       See Notes to Financial Statements.

                                                         Class B                                    Class C (ii)
                                           ---------------------------------      --------------------------------------------------
                                                                                                                        Three Months
                                                  Year Ended October 31,                 Year Ended October 31,            Ended
                                           ---------------------------------      ----------------------------------     October 31,
                                             1998          1997        1996         2000         1999          1998       1997(iii)
                                           -------       -------     -------      -------       -------       ------      ---------
Net asset value, beginning of period ...   $ 16.48       $ 14.21     $ 13.59      $ 20.65       $ 16.66       $16.49       $ 16.88
                                           -------       -------     -------      -------       -------       ------       -------

Net investment income (loss) ...........       .03(iv)        --         .12          .21(iv)       .07(iv)      .04(iv)      (.01)

Net realized and unrealized gain (loss)
   on investments ......................      2.34          2.67         .72         1.67          4.95         2.33          (.38)
                                           -------       -------     -------      -------       -------       ------       -------

Total from investment operations .......      2.37          2.67         .84         1.88          5.02         2.37          (.39)
                                           -------       -------     -------      -------       -------       ------       -------

Dividends from net investment income ...      (.01)         (.06)       (.01)        (.03)        (0.01)          --            --


Distributions from net realized gains ..     (2.20)         (.34)       (.21)       (1.60)        (1.02)       (2.20)           --
                                           -------       -------     -------      -------       -------       ------       -------

Total distributions ....................     (2.21)         (.40)       (.22)       (1.63)        (1.03)       (2.20)           --
                                           -------       -------     -------      -------       -------       ------       -------

Net asset value, end of period .........   $ 16.64       $ 16.48     $ 14.21      $ 20.90       $ 20.65       $16.66       $ 16.49
                                           =======       =======     =======      =======       =======       ======       =======
Total Return (v) .......................     16.9%         19.3%        6.3%         9.3%         31.6%        16.8%        (2.31%)
                                           =======       =======     =======      =======       =======       ======       =======

Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) ...................   $19,282       $12,653     $13,492      $49,592       $14,626       $  334       $    48
                                           =======       =======     =======      =======       =======       ======       =======
   Ratio of expenses to average
      net assets .......................     2.58%         2.89%       2.70%        2.04%         2.16%        2.53%         2.77%
                                           =======       =======     =======      =======       =======       ======       =======
   Ratio of net investment income (loss)
      to average net assets ............      .19%          .04%        .47%         .99%          .38%         .23%         (.84%)
                                           =======       =======     =======      =======       =======       ======       =======

   Portfolio Turnover Rate .............    93.23%       109.26%      85.51%       63.50%       126.01%       93.23%       109.26%
                                           =======       =======     =======      =======       =======       ======       =======

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
Alger MidCap Growth Portfolio Portfolio Highlights Through October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hypothetical $10,000 Investment in Class B Shares from 5/24/93 to 10/31/00
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

[The following table was depicted as a mountain chart in the printed material.]

ALGER MID CAP PLOT POINTS

                          Alger Midcap Growth B         S&P MidCap 400 Index
5/24/93                          10000                         10000
10/31/93                         12480                         10714
10/31/94                         13062                         10969
10/31/95                         19373                         13295
10/31/96                         20618                         15600
10/31/97                         25024                         20694
10/31/98                         26586                         22084
10/31/99                         35182                         26736
10/31/2000                       51513                         35199

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger MidCap Growth Class B shares and the S&P MidCap 400 Index on May 24, 1993, the inception date of the Alger MidCap Growth Portfolio, through October 31, 2000. Figures for both the Alger MidCap Growth Class B shares and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger MidCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
Performance Comparison as of 10/31/00+

                                       Average Annual Total Returns
                                 1                  5                  Since
                               Year               Years              Inception
                               -------------------------------------------------
Class A (Inception 1/1/97)     40.65%               *                  25.44%
S&P MidCap 400 Index           31.65%               *                  21.85%
--------------------------------------------------------------------------------
Class B (Inception 5/24/93)    41.42%             21.42%               24.63%
S&P MidCap 400 Index           31.65%             21.50%               18.42%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)     43.89%               *                  24.14%
S&P MidCap 400 Index           31.65%               *                  18.12%
--------------------------------------------------------------------------------

The Portfolio's average annual total returns include changes in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment return and principal will fluctuate and the Portfolio's shares, when redeemed, may be worth more or less than their original cost.

+ Returns reflect maximum initial sales charges on Class A and Class C shares and applicable contingent deferred sales charges on Class B and Class C shares.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

Common Stocks--83.2%                            Shares         Value
                                                ------         -----

ADVERTISING--1.1%
Lamar Advertising Company, Cl. A* ........     163,500     $   7,848,000
                                                           -------------

AEROSPACE--.5%
General Dynamics Corporation .............      55,000         3,935,971
                                                           -------------

AIRLINES--.4%
Continental Airlines, Inc. Cl. B* ........      57,500         3,018,750
                                                           -------------

AUTOMOTIVE--1.1%
Harley-Davidson, Inc. ....................     160,900         7,753,369
                                                           -------------

BIO-TECHNOLOGY RESEARCH
   & PRODUCTION--2.9%
Affymetrix Inc.* .........................      48,400         2,680,150
Cephalon, Inc.* ..........................     140,400         7,528,950
QLT Inc.* ................................     222,900        11,085,792
                                                           -------------
                                                              21,294,892
                                                           -------------

BROADCASTING--.4%
Entravision Communications
   Corporation Cl. A* ....................     169,600         2,999,800
                                                           -------------

BUSINESS SERVICES--1.5%
CSG Systems International Inc.* ..........      77,800         3,612,838
Fiserv Inc.* .............................     137,600         7,215,400
                                                           -------------
                                                              10,828,238
                                                           -------------

COMMUNICATION EQUIPMENT--1.6%
Efficient Networks, Inc.* ................     111,400         4,673,578
Spectrasite Holdings, Inc.* ..............     361,000         7,129,750
                                                           -------------
                                                              11,803,328
                                                           -------------

COMMUNICATIONS
   TECHNOLOGY--.4%
Exodus Communications, Inc.* .............      88,800         2,980,350
                                                           -------------

COMPUTER SERVICES--5.4%
Amdocs Limited* ..........................      92,800         6,014,600
CNET Networks, Inc.* .....................     428,700        13,504,050
eBay Inc.* ...............................     382,700        19,709,050
                                                           -------------
                                                              39,227,700
                                                           -------------

COMPUTER SOFTWARE--8.6%
Commerce One, Inc.* ......................     247,000        15,854,313
Intuit Inc.* .............................     447,900        27,517,856
PeopleSoft, Inc.* ........................     267,900        11,691,323
Software.com, Inc.* ......................      48,800         7,271,200
                                                           -------------
                                                              62,334,692
                                                           -------------

DRUGS & PHARMACEUTICALS--4.7%
ALZA Corporation* ........................     344,400        27,874,875
AmeriSource Health Corporation
   Cl. A* ................................     139,800         6,072,563
                                                           -------------
                                                              33,947,438
                                                           -------------

ELECTRONICS: SEMICONDUCTORS/
   COMPONENTS--.3%
Elantec Semiconductor Inc.* ..............      20,000         2,225,000
                                                           -------------

ENERGY & ENERGY SERVICES--13.1%
BJ Services Company* .....................     416,000        21,814,000
Calpine Corporation* .....................     168,700        13,316,756
Cooper Cameron Corporation* ..............     296,133        16,139,249
Nabors Industries, Inc.* .................     450,250        22,917,725
Santa Fe International Corporation .......     160,000         5,840,000
Smith International, Inc.* ...............     150,500        10,610,250
Southern Energy Inc.* ....................      30,000           817,500
Transocean Sedco Forex Inc. ..............      62,000         3,286,000
                                                           -------------
                                                              94,741,480
                                                           -------------

FINANCIAL SERVICES--3.4%
Concord EFS Inc.* ........................     128,200         5,296,262
Stilwell Financial Inc. ..................     430,200        19,278,338
                                                           -------------
                                                              24,574,600
                                                           -------------

FOODS & BEVERAGES--3.0%
Starbucks Corporation* ...................     489,200        21,861,125
                                                           -------------

HEALTH CARE FACILITIES--1.5%
Laboratory Corporation of America
   Holdings* .............................      83,400        11,248,575
                                                           -------------

INDUSTRIAL EQUIPMENT--4.1%
SPX Corporation* .........................      76,000         9,395,500
Waters Corporation* ......................     278,700        20,223,169
                                                           -------------
                                                              29,618,669
                                                           -------------

MANUFACTURING--7.9%
Dover Corporation ........................     124,600         5,287,712
Flextronics International Ltd.* ..........      59,000         2,242,000
Jabil Circuit, Inc.* .....................     125,150         7,141,372
Millipore Corporation ....................     360,100        18,905,250
Sanmina Corporation* .....................     206,700        23,628,394
                                                           -------------
                                                              57,204,728
                                                           -------------

MEDICAL SERVICES--1.0%
Express Scripts Inc. Cl. A* ..............     110,100         7,397,344
                                                           -------------

OIL & GAS--2.2%
Devon Energy Corporation .................     171,800         8,658,720
EOG Resources Inc. .......................     178,950         7,046,155
                                                           -------------
                                                              15,704,875
                                                           -------------

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2000

Common Stocks--(cont.)                          Shares         Value
                                                ------         -----

PHARMACEUTICALS--4.6%
Allergan, Inc. ...........................      45,200     $   3,799,625
Forest Laboratories, Inc.* ...............     223,300        29,587,250
                                                           -------------
                                                              33,386,875
                                                           -------------

RESTAURANTS--2.4%
Outback Steakhouse, Inc.* ................     611,850        17,437,725
                                                           -------------

RETAIL--.5%
Best Buy Co., Inc.* ......................      68,200         3,422,788
                                                           -------------

SCIENTIFIC EQUIPMENT
   & SUPPLIERS--.6%
Newport Corporation ......................      35,000         3,997,108
                                                           -------------

SECURITIES BROKERAGE
   & SERVICES--.4%
Investment Technology Group, Inc.* .......      82,900         2,984,400
                                                           -------------

SEMICONDUCTOR CAPITAL EQUIPMENT--1.5%
ATMI, Inc.* ..............................      93,900         1,772,363
Teradyne, Inc.* ..........................     299,368         9,355,250
                                                           -------------
                                                              11,127,613
                                                           -------------

SEMICONDUCTORS--8.1%
Altera Corporation* ......................     399,500        16,354,531
Linear Technology Corporation ............     292,000        18,852,250
Microchip Technology
   Incorporated* .........................     653,525        20,667,728
Vishay Intertechnology, Inc.* ............      90,000         2,700,000
                                                           -------------
                                                              58,574,509
                                                           -------------
Total Common Stocks
   (Cost $507,064,691) ...................                   603,479,942
                                                           -------------

                                            Principal
Short-Term Investments--13.3%                 Amount           Value
                                              ------           -----
SHORT-TERM CORPORATE NOTES--8.8%
Boeing Capital Corporation,
   6.47%, 11/1/00 ........................ $11,800,000     $  11,800,000
Cintas Executive Services,
   6.47%, 11/9/00 ........................   6,500,000         6,490,654
General Re Corporation,
   6.47%, 11/30/00 .......................   9,400,000         9,351,008
Rembrandt International Company
   Holdings,
   6.52%, 11/28/00 (a) ...................  21,400,000        21,295,354
Textron Financial Corporation,
   6.52%, 11/17/00 .......................  15,200,000        15,155,954
                                                           -------------
Total Short-Term Corporate Notes
   (Cost $64,092,970) ....................                    64,092,970
                                                           -------------

SECURITIES HELD UNDER
   REPURCHASE AGREEMENTS--4.5%
Securities Held Under Repurchase
   Agreements, 6.47%, 11/1/00,
   with State Street Bank and Trust
   Company, dtd 10/31/00, repurchase
   price $32,205,787; collateralized
   by Federal National Mortgage
   Association Discount Notes (par
   value $32,970,000 due 11/24/00) .......                    32,200,000
                                                           -------------

Total Short-Term Investments
   (Cost $96,292,970) ....................                    96,292,970
                                                           -------------
Total Investments
   (Cost $603,357,661) (b) ...............        96.5%      699,772,912
Other Assets in Excess of Liabilities ....         3.5        25,595,651
                                                 -----     -------------
Net Assets ...............................       100.0%    $ 725,368,563
                                                 =====     =============

*     Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity to qualified institutional buyers.
(b) At October 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $603,357,661, amounted to $96,415,251 which consisted of aggregate gross unrealized appreciation of $134,266,923 and aggregate gross unrealized depreciation of $37,851,672.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER MIDCAP GROWTH PORTFOLIO(i)
Financial Highlights
For a share outstanding throughout the period

                                                                Class A (ii)                               Class B
                                           ----------------------------------------------------   -----------------------
                                                                                    Ten Months
                                                    Year Ended October 31,            Ended        Year Ended October 31,
                                           ------------------------------------     October 31,   -----------------------
                                             2000           1999          1998        1997(iv)      2000           1999
                                           --------       -------       -------     -----------   --------       --------
Net asset value, beginning of period ...   $   8.20       $  7.07       $  7.49       $  6.31     $   8.00       $   6.96
                                           --------       -------       -------       -------     --------       --------

Net investment income (loss) ...........       (.04)(v)      (.05)(v)      (.03)(v)      (.03)        (.12)(v)       (.11)(v)

Net realized and unrealized gain (loss)
   on investments ......................       3.51          2.16           .43          1.21         3.41           2.13
                                           --------       -------       -------       -------     --------       --------

Total from investment operations .......       3.47          2.11           .40          1.18         3.29           2.02

Distributions from net realized gains ..      (1.50)         (.98)         (.82)           --        (1.50)          (.98)
                                           --------       -------       -------       -------     --------       --------

Net asset value, end of period .........   $  10.17       $  8.20       $  7.07       $  7.49     $   9.79       $   8.00
                                           ========       =======       =======       =======     ========       ========

Total Return (vi) ......................      47.7%         33.3%          7.2%         18.7%        46.4%          32.3%
                                           ========       =======       =======       =======     ========       ========
Ratios and Supplemental Data:
   Net assets, end of period
    (000's omitted) ....................   $141,558       $49,246       $32,447       $ 5,436     $532,476       $248,139
                                           ========       =======       =======       =======     ========       ========
   Ratio of expenses to average
      net assets .......................      1.29%         1.31%         1.34%         1.40%        2.04%          2.07%
                                           ========       =======       =======       =======     ========       ========
   Ratio of net investment income (loss)
      to average net assets ............      (.46%)        (.58%)        (.53%)        (.83%)      (1.23%)        (1.39%)
                                           ========       =======       =======       =======     ========       ========

   Portfolio Turnover Rate .............     97.11%       203.86%       180.98%       160.09%       97.11%        203.86%
                                           ========       =======       =======       =======     ========       ========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 20, 2000.
(ii)  Initially offered January 1, 1997.
(iii) Initially offered August 1, 1997.
(iv)  Ratios have been annualized; total return has not been annualized.
(v)   Amount was computed based on average shares outstanding during the period.
(vi)  Does not reflect the effect of any sales charges.

                       See Notes to Financial Statements.

                                                           Class B
                                           ------------------------------------

                                                   Year Ended October 31,
                                           ------------------------------------
                                             1998           1997         1996
                                           --------       --------     --------
Net asset value, beginning of period ...   $   7.44       $   6.29     $   6.31
                                           --------       --------     --------

Net investment income (loss) ...........       (.10)(v)       (.10)        (.08)(v)

Net realized and unrealized gain (loss)
   on investments ......................        .44           1.41          .45
                                           --------       --------     --------

Total from investment operations .......        .34           1.31          .37

Distributions from net realized gains ..       (.82)          (.16)        (.39)
                                           --------       --------     --------

Net asset value, end of period .........   $   6.96       $   7.44     $   6.29
                                           ========       ========     ========

Total Return (vi) ......................        6.2%          21.4%         6.4%
                                           ========       ========     ========
Ratios and Supplemental Data:
   Net assets, end of period
    (000's omitted) ....................   $191,934       $166,475     $125,686
                                           ========       ========     ========

   Ratio of expenses to average
      net assets .......................       2.10%          2.19%        2.27%
                                           ========       ========     ========

   Ratio of net investment income (loss)
      to average net assets ............      (1.38%)        (1.58%)      (1.33%)
                                           ========       ========     ========

   Portfolio Turnover Rate .............     180.98%        160.09%      113.95%
                                           ========       ========     ========

                                                             Class C (iii)
                                           ----------------------------------------------------
                                                                                   Three Months
                                                  Year Ended October 31,              Ended
                                           -----------------------------------     October 31,
                                             2000          1999          1998        1997(iv)
                                           -------       -------       -------       -------
Net asset value, beginning of period ...   $  7.99       $  6.95       $  7.44       $  7.50
                                           -------       -------       -------       -------

Net investment income (loss) ...........      (.11)(v)      (.11)(v)      (.09)(v)      (.01)

Net realized and unrealized gain (loss)
   on investments ......................      3.39          2.13           .42          (.05)
                                           -------       -------       -------       -------

Total from investment operations .......      3.28          2.02           .33          (.06)

Distributions from net realized gains ..     (1.50)         (.98)         (.82)           --
                                           -------       -------       -------       -------

Net asset value, end of period .........   $  9.77       $  7.99       $  6.95       $  7.44
                                           =======       =======       =======       =======

Total Return (vi) ......................      46.4%         32.4%          6.1%          (.7%)
                                           =======       =======       =======       =======
Ratios and Supplemental Data:
   Net assets, end of period
    (000's omitted) ....................   $51,335       $10,827       $ 1,759       $    84
                                           =======       =======       =======       =======

   Ratio of expenses to average
      net assets .......................      2.04%         2.08%         2.08%         1.97%
                                           =======       =======       =======       =======

   Ratio of net investment income (loss)
      to average net assets ............     (1.22%)       (1.40%)       (1.26%)       (1.55%)
                                           =======       =======       =======       =======

   Portfolio Turnover Rate .............     97.11%       203.86%       180.98%       160.09%
                                           =======       =======       =======       =======

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio Portfolio Highlights Through October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hypothetical $10,000 Investment in Class B Shares from 11/1/93 to 10/31/00
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

[The following table was depicted as a mountain chart in the printed material.]

ALGER CAPITAL APPRECIATION PLOT POINTS

                       Alger Capital Appreciation B           S&P 500 Index
11/1/93                           10000                          10000
10/31/94                          11110                          10387
10/31/95                          18620                          13133
10/31/96                          22246                          16297
10/31/97                          26918                          21531
10/31/98                          29572                          26267
10/31/99                          48198                          33009
10/31/2000                        53789                          35024

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Capital Appreciation Class B shares and the S&P 500 Index on November 1, 1993, the inception date of the Alger Capital Appreciation Portfolio, through October 31, 2000. Figures for the Alger Capital Appreciation Class B shares and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for Alger Capital Appreciation Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
Performance Comparison as of 10/31/00+

                                       Average Annual Total Returns
                                  1                 5                  Since
                                Year              Years              Inception
                               -------------------------------------------------
Class A (Inception 1/1/97)      7.28%               *                  25.12%
S&P 500 Index                   6.10%               *                  20.40%
--------------------------------------------------------------------------------
Class B (Inception 11/1/93)     6.67%             23.46%               27.16%
S&P 500 Index                   6.10%             21.67%               19.60%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)      9.60%               *                  21.01%
S&P 500 Index                   6.10%               *                  14.77%
--------------------------------------------------------------------------------

The Portfolio's average annual total returns include changes in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment return and principal will fluctuate and the Portfolio's shares, when redeemed, may be worth more or less than their original cost.

+ Returns reflect maximum initial sales charges on Class A and Class C shares and applicable contingent deferred sales charges on Class B and Class C shares.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

Common Stocks--83.9 %                           Shares         Value
                                                ------         -----

BIO-TECHNOLOGY RESEARCH & PRODUCTION--4.7%
Affymetrix Inc.* ........................       97,000     $   5,371,375
Amgen Inc.* .............................      820,850        47,557,997
Celgene Corporation*+ ...................      170,900        11,001,688
QLT Inc.*+ ..............................      230,000        11,438,906
                                                           -------------
                                                              75,369,966
                                                           -------------

CABLE--1.1%
Comcast Corp., Cl. A Special* ...........      419,400        17,090,550
                                                           -------------

COMMUNICATION EQUIPMENT--7.2%
Cisco Systems, Inc.* ....................      922,500        49,699,688
Nortel Networks Corporation .............      854,100        38,861,550
QUALCOMM Inc.* ..........................      274,000        17,839,969
Redback Networks Inc.*+ .................       81,200         8,642,725
                                                           -------------
                                                             115,043,932
                                                           -------------

COMMUNICATIONS TECHNOLOGY--5.0%
America Online, Inc.* ...................      706,850        35,646,446
AT&T Corp. Liberty Media
   Group, Series A* .....................      542,200         9,759,600
Exodus Communications, Inc.* ............      222,500         7,467,656
McLeodUSA Incorporated Cl. A*+ ..........      295,000         5,678,750
Research in Motion Limited* .............      213,800        21,380,000
                                                           -------------
                                                              79,932,452
                                                           -------------

COMPUTER RELATED &
   BUSINESS EQUIPMENT--6.6%
EMC Corporation* ........................      282,750        25,182,422
Hewlett-Packard Company .................      235,100        10,917,456
Sun Microsystems, Inc.* .................      629,900        69,840,163
                                                           -------------
                                                             105,940,041
                                                           -------------

COMPUTER SERVICES--5.2%
Amdocs Limited* .........................      385,300        24,972,256
CNET Networks, Inc.*+ ...................      239,200         7,534,800
eBay Inc.*+ .............................      924,000        47,586,000
Yahoo Inc.* .............................       55,900         3,277,138
                                                           -------------
                                                              83,370,194
                                                           -------------

COMPUTER SOFTWARE--15.0%
Ariba, Inc.* ............................      389,450        49,216,744
BEA Systems, Inc.*+ .....................      402,200        28,857,850
Business Objects ADS* ...................       71,000         5,594,578
Commerce One, Inc.*+ ....................      288,500        18,518,094
i2 Technologies, Inc.* ..................      256,400        43,588,000
Mercury Interactive Corporation* ........      126,000        13,986,000
Oracle Corporation* .....................      986,200        32,544,600
Phone.com Inc.*+ ........................      475,200        43,985,700
Vitria Technology, Inc.*+ ...............      143,800         3,864,625
                                                           -------------
                                                             240,156,191
                                                           -------------

CONGLOMERATE--2.5%
General Electric Company ................      558,212        30,596,995
Tyco International Ltd. .................      167,100         9,472,481
                                                           -------------
                                                              40,069,476
                                                           -------------

ENERGY & ENERGY SERVICES--1.2%
Calpine Corporation*+ ...................      138,650        10,944,684
Duke Energy Corporation .................       95,500         8,254,781
                                                           -------------
                                                              19,199,465
                                                           -------------

FINANCIAL SERVICES--8.0%
Bank of New York Inc. ...................      130,000         7,483,125
Citigroup Inc. ..........................    1,105,933        58,199,724
Marsh & McLennan Companies, Inc. ........      219,515        28,701,586
Schwab (Charles) Corporation (The) ......      704,350        24,740,294
State Street Corp. ......................       30,600         3,817,044
Stilwell Financial Inc. .................      117,700         5,274,431
                                                           -------------
                                                             128,216,204
                                                           -------------

FOOD CHAINS--1.9%
Safeway Inc.* ...........................      566,400        30,975,000
                                                           -------------

INSURANCE--2.5%
American International Group, Inc. ......      415,275        40,696,950
                                                           -------------

MANUFACTURING--1.4%
Solectron Corporation* ..................      516,700        22,734,800
                                                           -------------

MEDICAL DEVICES--1.2%
Guidant Corporation* ....................      147,750         7,821,516
Medtronic, Inc. .........................      217,100        11,791,244
                                                           -------------
                                                              19,612,760
                                                           -------------

PHARMACEUTICALS--9.3%
American Home Products Corporation ......      711,700        45,192,950
Baxter International Inc. ...............      315,900        25,963,030
Eli Lilly and Company ...................      341,450        30,517,094
Pfizer Inc. .............................    1,082,912        46,768,262
                                                           -------------
                                                             148,441,336
                                                           -------------
RETAIL--5.2%
Home Depot, Inc. ........................      957,125        41,156,375
Wal-Mart Stores, Inc. ...................      927,500        42,085,313
                                                           -------------
                                                              83,241,688
                                                           -------------

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2000

Common Stocks--(cont.)                          Shares         Value
                                                ------         -----

SEMICONDUCTORS--5.9%
Altera Corporation* .....................      847,000    $   34,674,062
Broadcom Corporation Cl. A* .............      194,000        43,140,750
Texas Instruments, Incorporated .........      209,350        10,271,234
Vitesse Semiconductor Corporation* ......      104,900         7,336,444
                                                          --------------
                                                              95,422,490
                                                          --------------
Total Common Stocks
   (Cost $1,281,940,746)                                   1,345,513,495
                                                          --------------

Preferred Stock--2.0%

COMMUNICATION EQUIPMENT
Nokia Corporation, ADR
   (Cost $29,019,575) ...................      765,550        32,727,263
                                                          --------------

                                            Principal
Short-Term Investments--23.9%                Amount
                                             ------

SHORT-TERM CORPORATE NOTES--11.0%
Aetna Services, Inc.,
   6.60%, 11/28/00 ......................  $50,000,000        49,752,500
Caisse Centrale Desjardins du Quebec,
   6.47%, 11/30/00 ......................    3,800,000         3,780,195
Cintas Executive Services,
   6.47%, 11/9/00 .......................   29,200,000        29,158,017
General Re Corporation,
   6.47%, 11/30/00 ......................   50,000,000        49,739,403
Merrill Lynch & Co., Inc.,
   6.48%, 11/8/00 .......................    6,400,000         6,391,936
Schering Corporation,
   6.42%, 11/20/00 ......................   38,000,000        37,871,243
                                                          --------------
Total Short-Term Corporate Notes
   (Cost $176,693,294) ..................                    176,693,294
                                                          --------------

SECURITIES HELD UNDER
REPURCHASE AGREEMENTS--4.5%
Securities Held Under Repurchase
   Agreements, 6.47%, 11/1/00,
   with State Street Bank and Trust,
   dtd 10/31/00, repurchase price
   $72,212,976; collateralized by
   U.S. Treasury Bonds (par value
   $56,445,000, 8.50%, due 2/15/20)                        $  72,200,000
                                                          --------------

OTHER SHORT-TERM
   INVESTMENTS--8.4%                         Shares
Securities Lending Quality Trust             ------
   (Cost $134,609,456) (b) ..............  134,609,456       134,609,456
                                                          --------------
Total Short-Term Investments
   (Cost $383,502,750)                                       383,502,750
                                                          --------------
Total Investments
   (Cost $1,694,463,071) (a) ............        109.8%    1,761,743,508
Liabilities in Excess of Other Assets ...         (9.8)     (157,953,395)
                                                 -----    --------------
Net Assets                                       100.0%   $1,603,790,113
                                                 =====    ==============

*     Non-income producing security.
+     Securities partially or fully on loan.
(a) At October 31, 2000, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,694,463,071, amounted to $67,280,437 which consisted of aggregate gross unrealized appreciation of $178,771,339 and aggregate gross unrealized depreciation of $111,490,902.
(b)   Represents investments of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO(i)
Financial Highlights
For a share outstanding throughout the period

                                                                       Class A (ii)
                                             -----------------------------------------------------------------
                                                                                                   Ten Months
                                                          Year Ended October 31,                     Ended
                                             -----------------------------------------------       October 31,
                                                 2000              1999              1998            1997(iv)
                                             -----------       -----------       -----------       -----------
Net asset value, beginning of period ...     $     13.57       $      9.03       $      8.72       $      7.20
                                             -----------       -----------       -----------       -----------
Net investment income (loss) ...........            (.11)(v)          (.12)(v)          (.05)(v)          (.03)
Net realized and unrealized gain (loss)
   on investments ......................            2.01              5.50               .90              1.55
                                             -----------       -----------       -----------       -----------
Total from investment operations .......            1.90              5.38               .85              1.52
Distributions from net realized gains ..           (1.93)             (.84)             (.54)               --
                                             -----------       -----------       -----------       -----------
Net asset value, end of period .........     $     13.54       $     13.57       $      9.03       $      8.72
                                             ===========       ===========       ===========       ===========
Total Return (vi) ......................           12.6%             63.9%             10.7%             21.2%
                                             ===========       ===========       ===========       ===========
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) ...................     $   366,296       $   147,929       $    54,415       $    15,572
                                             ===========       ===========       ===========       ===========
   Ratio of expenses excluding interest
      to average net assets ............           1.36%             1.38%             1.42%             1.45%
                                             ===========       ===========       ===========       ===========
   Ratio of expenses including interest
      to average net assets ............           1.36%             1.44%             1.49%             1.53%
                                             ===========       ===========       ===========       ===========
   Ratio of net investment income (loss)
      to average net assets ............           (.66%)            (.98%)            (.67%)            (.85%)
                                             ===========       ===========       ===========       ===========
   Portfolio Turnover Rate .............         132.37%           186.93%           184.07%           157.63%
                                             ===========       ===========       ===========       ===========
   Amount of debt
      outstanding at end of period .....              --                --                --                --
                                             ===========       ===========       ===========       ===========
   Average amount of debt
      outstanding during the period ....     $   138,087       $ 7,758,649       $ 2,814,493       $ 2,940,097
                                             ===========       ===========       ===========       ===========
   Average daily number of portfolio
       shares outstanding during the period   97,199,509        42,330,298        29,012,853        23,217,597
                                             ===========       ===========       ===========       ===========
   Average amount of debt per portfolio
      share during the period ..........              --       $      0.18       $      0.10       $      0.13
                                             ===========       ===========       ===========       ===========

                                                       Class B
                                             -----------------------------

                                                Year Ended October 31,
                                             -----------------------------
                                                 2000              1999
                                             -----------       -----------
Net asset value, beginning of period ...     $     13.28       $      8.90
                                             -----------       -----------
Net investment income (loss) ...........            (.22)(v)          (.21)(v)
Net realized and unrealized gain (loss)
   on investments ......................            1.96              5.43
                                             -----------       -----------
Total from investment operations .......            1.74              5.22
Distributions from net realized gains ..           (1.93)             (.84)
                                             -----------       -----------
Net asset value, end of period .........     $     13.09       $     13.28
                                             ===========       ===========
Total Return (vi) ......................           11.6%             63.0%
                                             ===========       ===========
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) ...................     $ 1,056,831       $   594,971
                                             ===========       ===========
   Ratio of expenses excluding interest
      to average net assets ............           2.11%             2.12%
                                             ===========       ===========
   Ratio of expenses including interest
      to average net assets ............           2.11%             2.21%
                                             ===========       ===========
   Ratio of net investment income (loss)
      to average net assets ............          (1.41%)           (1.77%)
                                             ===========       ===========
   Portfolio Turnover Rate .............         132.37%           186.93%
                                             ===========       ===========
   Amount of debt
      outstanding at end of period .....              --                --
                                             ===========       ===========
   Average amount of debt
      outstanding during the period ....     $   138,087       $ 7,758,649
                                             ===========       ===========
   Average daily number of portfolio
       shares outstanding during the period   97,199,509        42,330,298
                                             ===========       ===========
   Average amount of debt per portfolio
      share during the period ..........              --       $      0.18
                                             ===========       ===========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred January 8, 1998.
(ii)  Initially offered January 1, 1997.
(iii) Initially offered August 1, 1997.
(iv)  Ratios have been annualized; total return has not been annualized.
(v)   Amount was computed based on average shares outstanding during the period.
(vi)  Does not reflect the effect of any sales charges.

                       See Notes to Financial Statements.

                                                                 Class B
                                              ---------------------------------------------

                                                          Year Ended October 31,
                                              ---------------------------------------------
                                                  1998              1997            1996
                                              -----------       -----------     -----------
Net asset value, beginning of period ......   $      8.67       $      7.21     $      6.21
                                              -----------       -----------     -----------
Net investment income (loss) ..............          (.13)(v)          (.11)           (.11)(v)
Net realized and unrealized gain (loss)
   on investments .........................           .90              1.62            1.29
                                              -----------       -----------     -----------
Total from investment operations ..........           .77              1.51            1.18
Distributions from net realized gains .....          (.54)             (.05)           (.18)
                                              -----------       -----------     -----------
Net asset value, end of period ............   $      8.90       $      8.67     $      7.21
                                              ===========       ===========     ===========
Total Return (vi) .........................          9.9%             21.0%           19.5%
                                              ===========       ===========     ===========
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) ......................   $   242,941       $   212,895     $   150,258
                                              ===========       ===========     ===========
   Ratio of expenses excluding interest
      to average net assets ...............         2.19%             2.27%           2.44%
                                              ===========       ===========     ===========
   Ratio of expenses including interest
      to average net assets ...............         2.26%             2.38%           2.46%
                                              ===========       ===========     ===========
   Ratio of net investment income (loss)
      to average net assets ...............        (1.48%)           (1.72%)         (1.61%)
                                              ===========       ===========     ===========
   Portfolio Turnover Rate ................       184.07%           157.63%         162.37%
                                              ===========       ===========     ===========
   Amount of debt
      outstanding at end of period ........            --                --     $ 7,700,000
                                              ===========       ===========     ===========
   Average amount of debt
      outstanding during the period .......   $ 2,814,493       $ 2,940,097     $   239,966
                                              ===========       ===========     ===========
   Average daily number of portfolio
       shares outstanding during the period    29,012,853        23,217,597      14,556,858
                                              ===========       ===========     ===========
   Average amount of debt per portfolio
      share during the period .............   $      0.10       $      0.13     $      0.02
                                              ===========       ===========     ===========

                                                                        Class C (iii)
                                              -----------------------------------------------------------------
                                                                                                   Three Months
                                                           Year Ended October 31,                      Ended
                                              -----------------------------------------------       October 31,
                                                  2000              1999              1998            1997(iv)
                                              -----------       -----------       -----------       -----------
Net asset value, beginning of period ......   $     13.27       $      8.90       $      8.67       $      9.22
                                              -----------       -----------       -----------       -----------
Net investment income (loss) ..............          (.22)(v)          (.22)(v)          (.12)(v)          (.02)
Net realized and unrealized gain (loss)
   on investments .........................          1.97              5.43               .89              (.53)
                                              -----------       -----------       -----------       -----------
Total from investment operations ..........          1.75              5.21               .77              (.55)
Distributions from net realized gains .....         (1.93)             (.84)             (.54)               --
                                              -----------       -----------       -----------       -----------
Net asset value, end of period ............   $     13.09       $     13.27       $      8.90       $      8.67
                                              ===========       ===========       ===========       ===========
Total Return (vi) .........................         11.7%             62.9%              9.9%             (6.0%)
                                              ===========       ===========       ===========       ===========
Ratios and Supplemental Data:
   Net assets, end of period
     (000's omitted) ......................   $   180,663       $    43,789       $     2,967       $       631
                                              ===========       ===========       ===========       ===========
   Ratio of expenses excluding interest
      to average net assets ...............         2.12%             2.12%             2.18%             2.18%
                                              ===========       ===========       ===========       ===========
   Ratio of expenses including interest
      to average net assets ...............         2.12%             2.21%             2.25%             2.25%
                                              ===========       ===========       ===========       ===========
   Ratio of net investment income (loss)
      to average net assets ...............        (1.42%)           (1.80%)           (1.46%)           (1.80%)
                                              ===========       ===========       ===========       ===========
   Portfolio Turnover Rate ................       132.37%           186.93%           184.07%           157.63%
                                              ===========       ===========       ===========       ===========
   Amount of debt
      outstanding at end of period ........            --                --                --                --
                                              ===========       ===========       ===========       ===========
   Average amount of debt
      outstanding during the period .......   $   138,087       $ 7,758,649       $ 2,814,493       $ 2,940,097
                                              ===========       ===========       ===========       ===========
   Average daily number of portfolio
       shares outstanding during the period    97,199,509        42,330,298        29,012,853        23,217,597
                                              ===========       ===========       ===========       ===========
   Average amount of debt per portfolio
      share during the period .............            --       $      0.18       $      0.10       $      0.13
                                              ===========       ===========       ===========       ===========

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

Short-Term Corporate                         Principal
Notes--64.7%                                   Amount          Value
                                               ------          -----

AEROSPACE--3.4%
Honeywell International Inc.,
   6.47%, 11/9/00 ......................... $8,000,000     $   7,988,498
                                                           -------------

BANKS--3.4%
Svenska Handelsbanken, Inc.,
   6.50%, 1/26/01 .........................  8,000,000         7,875,778
                                                           -------------

BUILDING & CONSTRUCTION--3.4%
WW Grainger Inc.,
   6.50%, 1/29/01 .........................  8,000,000         7,871,444
                                                           -------------

COMMUNICATIONS
   TECHNOLOGY--6.8%
BellSouth Telecommunications, Inc.,
   6.43%, 12/1/00 .........................  8,000,000         7,957,133
France Telecom,
   6.48%, 12/14/00(a) .....................  8,000,000         7,938,080
                                                           -------------
                                                              15,895,213
                                                           -------------

CONGLOMERATE--3.4%
Fluor Corporation,
   6.49%, 11/14/00(a) .....................  8,000,000         7,981,251
                                                           -------------

ELECTRONICS--3.4%
Hitachi Credit America Corp.,
   6.50%, 12/5/00 .........................  8,000,000         7,950,889
                                                           -------------

ENERGY & ENERGY SERVICES--6.8%
Allegheny Energy,
   6.50%, 12/4/00 .........................  8,000,000         7,952,333
Centennial Energy Holdings, Inc.,
   6.52%, 12/5/00(a) ......................  8,000,000         7,950,738
                                                           -------------
                                                              15,903,071
                                                           -------------

FINANCIAL SERVICES--13.6%
AEP Credit Incorporated,
   6.48%, 11/28/00 ........................  8,000,000         7,961,120
Fairway Finance Corporation,
   6.55%, 11/1/00(a) ......................  8,000,000         8,000,000
General Electric Capital Corporation,
   6.49%, 1/16/01 .........................  8,000,000         7,890,391
Merrill Lynch & Co., Inc.,
   6.48%, 11/16/00 ........................  8,000,000         7,978,400
                                                           -------------
                                                              31,829,911
                                                           -------------

MORTGAGE COMPANIES--6.8%
Homeside Lending, Inc.,
   6.49%, 11/3/00 .........................  8,000,000         7,997,116
Woolwich PLC,
   6.52%, 1/10/01 .........................  8,000,000         7,898,578
                                                           -------------
                                                              15,895,694
                                                           -------------

RETAIL--6.9%
May Department Stores Company
   (The), 6.45%, 11/17/00 .................  8,000,000         7,977,067
Nike, Inc.,
   6.47%, 11/16/00 ........................  8,000,000         7,978,433
                                                           -------------
                                                              15,955,500
                                                           -------------

TELEPHONES--3.4%
AT&T Corp.,
   6.46%, 12/13/00 ........................  8,000,000         7,939,707
                                                           -------------

UTILITIES--3.4%
Kansas City Power & Light
   Company, 6.48%, 11/29/00 ...............  8,000,000         7,959,680
                                                           -------------
Total Short-Term Corporate Notes
   (Cost $151,046,636) ....................                  151,046,636
                                                           -------------

U.S. Government & Agency Obligations--69.6%
Federal Home Loan Mortgage Corp.,
   6.35%, 11/1/00
   (Cost $162,500,000) ....................162,500,000       162,500,000
                                                           -------------

Securities Held Under Repurchase
   Agreements--4.6%
Securities Held Under Repurchase
   Agreements, 6.47%, 11/1/00,
   with State Street Bank and Trust
   Company, dtd 10/31/00, repurchase
   price $10,801,941; collateralized
   by Federal Home Loan Bank
   Notes (par value $11,060,000,
   5.70%, due 8/2/02) .....................                   10,800,000
                                                           -------------
Total Investments
   (Cost $324,346,636)(b) .................      138.9%      324,346,636
Liabilities in Excess of Other Assets .....      (38.9)      (90,820,825)
                                                 -----     -------------
Net Assets ................................      100.0%    $ 233,525,811
                                                 =====     =============

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At October 31, 2000, the net unrealized appreciation on investments based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

                       See Notes to Financial Statements.

THE ALGER FUND
Alger MONEY MARKET PORTFOLIO
Financial Highlights
For a share outstanding throughout the year

                                                             Year Ended October 31,
                                          ------------------------------------------------------------
                                            2000         1999         1998         1997         1996
                                          --------     --------     --------     --------     --------
Net asset value, beginning of year ....   $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                          --------     --------     --------     --------     --------
Net investment income .................      .0527        .0423        .0476        .0479        .0521

Dividends from net investment income ..     (.0527)      (.0423)      (.0476)      (.0479)      (.0521)
                                          --------     --------     --------     --------     --------
Net asset value, end of year ..........   $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                          ========     ========     ========     ========     ========
Total Return ..........................       5.4%         4.3%         4.9%         4.9%         5.3%
                                          ========     ========     ========     ========     ========
Ratios and Supplemental Data:
   Net assets, end of year
   (000's omitted) ....................   $233,526     $241,310     $172,862     $179,407     $285,702
                                          ========     ========     ========     ========     ========
Ratio of expenses to average net assets       .78%         .72%         .76%         .81%         .41%
                                          ========     ========     ========     ========     ========
Decrease reflected in above
   expense ratios due to
   management fee waivers .............         --           --           --           --         .38%
                                          ========     ========     ========     ========     ========
Ratio of net investment income
   to average net assets ..............      5.14%        4.37%        4.84%        4.76%        5.18%
                                          ========     ========     ========     ========     ========

                       See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF ASSETS AND LIABILITIES
(in thousands, except per share amounts)
October 31, 2000

                                                             Small                                       Capital
                                             LargeCap       Capital-                       MidCap         Appre-          Money
                                              Growth        ization        Balanced        Growth         ciation        Market
ASSETS:                                      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                            -----------    -----------    -----------    -----------    -----------    -----------
Investments in securities, at value
  (identified cost*)--see accompanying
  schedules of investments ..............   $ 1,341,466    $   449,626    $   286,158    $   699,773    $ 1,761,743    $   324,347
Cash ....................................            45             19             15             11             47             54
Receivable for investment securities sold        21,209         12,127            955         15,661         32,083             --
Receivable for shares of beneficial
  interest sold .........................        22,382         11,425          2,499         14,665         61,044            237
Dividends and interest
  receivable ............................           191              8          1,587             23            115              2
Prepaid expenses ........................            21             49              3             24              3             11
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total Assets ............................     1,385,314        473,254        291,217        730,157      1,855,035        324,651
                                            -----------    -----------    -----------    -----------    -----------    -----------

LIABILITIES:
Payable for securities loaned ...........        24,572             --          6,419             --        134,609             --
Payable for investment
  securities purchased ..................        65,205         23,695          8,671          2,895        111,003             --
Payable for shares of beneficial
  interest redeemed .....................         1,138            346            234            559          2,172         90,571
Accrued investment management fees ......           817            329            174            476          1,190            149
Accrued distribution fees ...............           625            225            115            366            831             --
Accrued shareholder servicing fees ......           273             97             58            149            350             --
Dividends payable--Note 2(e) ............            --             --             --             --             --            165
Accrued expenses ........................           570            412            160            343          1,090            240
                                            -----------    -----------    -----------    -----------    -----------    -----------
  Total Liabilities .....................        93,200         25,104         15,831          4,788        251,245         91,125
                                            -----------    -----------    -----------    -----------    -----------    -----------
NET ASSETS ..............................   $ 1,292,114    $   448,150    $   275,386    $   725,369    $ 1,603,790    $   233,526
                                            ===========    ===========    ===========    ===========    ===========    ===========

Net Assets Consist of:
  Paid-in capital .......................   $ 1,105,305    $   341,637    $   267,243    $   552,831    $ 1,522,474    $   233,605
  Undistributed net investment
   income (accumulated loss) ............       (11,368)        (7,913)         1,915         (5,729)       (18,684)            --
  Undistributed net realized
   gain (accumulated loss) ..............        72,590         89,304         (1,097)        81,852         32,719            (79)
  Net unrealized appreciation ...........       125,587         25,122          7,325         96,415         67,281
                                            -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS ..............................   $ 1,292,114    $   448,150    $   275,386    $   725,369    $ 1,603,790    $   233,526
                                            ===========    ===========    ===========    ===========    ===========    ===========
Class A
  Net Asset Value Per Share .............   $     14.09    $      8.81    $     21.29    $     10.17    $     13.54             --
                                            ===========    ===========    ===========    ===========    ===========    ===========
  Offering Price Per Share ..............   $     14.79    $      9.25    $     22.35    $     10.68    $     14.22             --
                                            ===========    ===========    ===========    ===========    ===========    ===========
Class B
  Net Asset Value and
   Offering Price Per Share .............   $     13.58    $      8.52    $     20.83    $      9.79    $     13.09    $      1.00
                                            ===========    ===========    ===========    ===========    ===========    ===========
Class C
  Net Asset Value Per Share .............   $     13.57    $      8.53    $     20.90    $      9.77    $     13.09             --
                                            ===========    ===========    ===========    ===========    ===========    ===========
  Offering Price Per Share ..............   $     13.71    $      8.62    $     21.11    $      9.87    $     13.22             --
                                            ===========    ===========    ===========    ===========    ===========    ===========
Shares of beneficial interest
outstanding--Note 6
  Class A ...............................        22,997         12,669          4,401         13,925         27,050             --
                                            ===========    ===========    ===========    ===========    ===========    ===========
  Class B ...............................        66,449         38,192          6,344         54,416         80,720        233,605
                                            ===========    ===========    ===========    ===========    ===========    ===========
  Class C ...............................         4,856          1,302          2,373          5,255         13,804             --
                                            ===========    ===========    ===========    ===========    ===========    ===========

*Identified cost ........................   $ 1,215,879    $   424,504    $   278,833    $   603,358    $ 1,694,463    $   324,347
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS of operations (in thousands)
For the year ended October 31, 2000

                                                              Small                                 Capital
                                                 LargeCap    Capital-                   MidCap       Appre-        Money
                                                  Growth     ization      Balanced      Growth       ciation      Market
Investment Income:                              Portfolio*   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                ---------    ---------    ---------    ---------    ---------    ---------
Income:
 Dividends ..................................   $   4,964    $     243    $     385    $     400    $   2,566    $      --
 Interest ...................................       6,328        2,847        4,554        3,828        7,833       18,349
                                                ---------    ---------    ---------    ---------    ---------    ---------
 Total Income ...............................      11,292        3,090        4,939        4,228       10,399       18,349
                                                ---------    ---------    ---------    ---------    ---------    ---------

Expenses:
  Management fees--Note 3(a) ................       9,539        4,627        1,220        4,160       12,610        1,551
  Distribution fees--Note 3(b):
    Class B .................................       6,929        3,319          697        3,040        7,795           --
    Class C .................................         406           89          232          213        1,087           --
  Shareholder servicing fees--Note 3(f) .....       3,180        1,361          407        1,300        3,716           --
  Interest on line of credit utilized--Note 5          --           11           --           --           10            7
  Custodian fees ............................         106           59           23           51          124           52
  Transfer agent fees and
    expenses--Note 3(e) .....................       1,880        1,254          277          847        2,830          588
  Professional fees .........................          31           29           16           30           21           15
  Trustees' fees ............................           6            6            6            6            6            6
  Registration fees .........................         204           62           97          144          393          151
  Miscellaneous .............................         379          186           49          166          491           49
                                                ---------    ---------    ---------    ---------    ---------    ---------
 Total Expenses .............................      22,660       11,003        3,024        9,957       29,083        2,419
                                                ---------    ---------    ---------    ---------    ---------    ---------
NET INVESTMENT
   INCOME (LOSS) ............................     (11,368)      (7,913)       1,915       (5,729)     (18,684)      15,930
                                                ---------    ---------    ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments .....      82,649       92,099         (924)      84,452       39,348           (3)
Net change in unrealized appreciation
 (depreciation) on investments ..............      (5,654)     (83,423)       1,906       71,287      (49,790)          --
                                                ---------    ---------    ---------    ---------    ---------    ---------
Net realized and unrealized
 gain (loss) on investments .................      76,995        8,676          982      155,739      (10,442)          (3)
                                                ---------    ---------    ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ...............................   $  65,627    $     763    $   2,897    $ 150,010    $ (29,126)   $  15,927
                                                =========    =========    =========    =========    =========    =========

* Prior to September 29, 2000, the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.

                       See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended October 31, 2000

                                                                   Small                                  Capital
                                                     LargeCap     Capital-                   MidCap       Appre-         Money
                                                      Growth      ization      Balanced      Growth       ciation       Market
                                                    Portfolio*    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                    ----------    ---------    ---------    ---------    ----------    ---------
Net investment income (loss) ....................   $  (11,368)   $  (7,913)   $   1,915    $  (5,729)   $  (18,684)   $  15,930

Net realized gain (loss) on investments .........       82,649       92,099         (924)      84,452        39,348           (3)

Net change in unrealized appreciation
   (depreciation) on investments ................       (5,654)     (83,423)       1,906       71,287       (49,790)          --
                                                    ----------    ---------    ---------    ---------    ----------    ---------
  Net increase (decrease) in net assets
     resulting from operations ..................       65,627          763        2,897      150,010       (29,126)      15,927
                                                    ----------    ---------    ---------    ---------    ----------    ---------
Dividends and distributions to shareholders from:

 Net investment income

  Class A .......................................           --           --          (85)          --            --           --

  Class B .......................................           --           --         (118)          --            --      (15,930)

  Class C .......................................           --           --          (24)          --            --           --


 Net realized gains

  Class A .......................................      (38,393)      (9,118)      (1,018)      (7,104)      (24,442)          --

  Class B .......................................     (136,938)     (73,991)      (4,386)     (47,287)      (91,441)          --

  Class C .......................................       (6,306)      (1,539)      (1,265)      (2,332)       (7,820)          --
                                                    ----------    ---------    ---------    ---------    ----------    ---------
Total dividends and distributions to shareholders     (181,637)     (84,648)      (6,896)     (56,723)     (123,703)     (15,930)
                                                    ----------    ---------    ---------    ---------    ----------    ---------
Increase (decrease) from shares of beneficial
  interest transactions:

  Class A .......................................      120,024       56,656       82,915       74,593       248,964           --

  Class B .......................................      216,520      (28,373)      81,066      212,448       556,754       (7,781)

  Class C .......................................       40,873        6,265       35,683       36,829       164,212           --
                                                    ----------    ---------    ---------    ---------    ----------    ---------
Net increase (decrease) from shares of beneficial
   interest transactions--Note 6 ................      377,417       34,548      199,664      323,870       969,930       (7,781)
                                                    ----------    ---------    ---------    ---------    ----------    ---------
   Total increase (decrease) ....................      261,407      (49,337)     195,665      417,157       817,101       (7,784)

Net Assets:

    Beginning of year ...........................    1,030,707      497,487       79,721      308,212       786,689      241,310
                                                    ----------    ---------    ---------    ---------    ----------    ---------
    End of year .................................   $1,292,114    $ 448,150    $ 275,386    $ 725,369    $1,603,790    $ 233,526
                                                    ==========    =========    =========    =========    ==========    =========
Undistributed net investment
   income (accumulated loss) ....................   $  (11,368)   $  (7,913)   $   1,915    $  (5,729)   $  (18,684)   $      --
                                                    ==========    =========    =========    =========    ==========    =========

* Prior to September 29, 2000, the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.

                       See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended October 31, 1999

                                                                   Small                                  Capital
                                                     LargeCap     Capital-                   MidCap       Appre-        Money
                                                      Growth      ization      Balanced      Growth       ciation      Market
                                                    Portfolio*    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                    ----------    ---------    ---------    ---------    ---------    ---------
Net investment income (loss) ....................   $   (8,357)   $  (8,029)   $     225    $  (3,366)   $  (8,093)   $  12,382

Net realized gain (loss) on investments .........      182,147       90,139        6,539       58,127      125,466           (2)

Net change in unrealized appreciation
  (depreciation) on investments .................       38,830       64,884        2,433       11,776       80,515           --
                                                    ----------    ---------    ---------    ---------    ---------    ---------
  Net increase in net assets
    resulting from operations ...................      212,620      146,994        9,197       66,537      197,888       12,380
                                                    ----------    ---------    ---------    ---------    ---------    ---------
Dividends and distributions to shareholders from:

 Net investment income

  Class A .......................................           --           --           (7)          --           --           --

  Class B .......................................           --           --          (31)          --           --      (12,382)

 Net realized gains

  Class A .......................................      (12,572)      (5,621)        (101)      (2,780)      (3,154)          --

  Class B .......................................      (40,774)     (49,513)      (1,123)     (24,072)     (21,244)          --

  Class C .......................................         (432)        (236)         (34)        (331)        (354)          --
                                                    ----------    ---------    ---------    ---------    ---------    ---------
Total dividends and distributions to shareholders      (53,778)     (55,370)      (1,296)     (27,183)     (24,752)     (12,382)
                                                    ----------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) from shares of
  beneficial interest transactions:

  Class A .......................................       70,710       (2,005)      10,077       11,740       64,516           --

  Class B .......................................      258,777     (119,313)      27,338       22,482      213,052       68,450

  Class C .......................................       26,251        2,039       13,435        8,496       35,662           --
                                                    ----------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease) from shares of beneficial
   interest transactions--Note 6 ................      355,738     (119,279)      50,850       42,718      313,230       68,450
                                                    ----------    ---------    ---------    ---------    ---------    ---------
   Total increase (decrease) ....................      514,580      (27,655)      58,751       82,072      486,366       68,448

Net Assets:

    Beginning of year ...........................      516,127      525,142       20,970      226,140      300,323      172,862
                                                    ----------    ---------    ---------    ---------    ---------    ---------
    End of year .................................   $1,030,707    $ 497,487    $  79,721    $ 308,212    $ 786,689    $ 241,310
                                                    ==========    =========    =========    =========    =========    =========
Undistributed net investment
   income (accumulated loss) ....................   $  (19,428)   $ (51,039)   $     160    $ (10,312)   $ (16,864)   $      --
                                                    ==========    =========    =========    =========    =========    =========

* Prior to September 29, 2000, the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.

                       See Notes to Financial Statements.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- General:

      The Alger Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in six portfolios--LargeCap Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio (the "Portfolios"). Prior to September 29, 2000, the LargeCap Growth Portfolio was the Growth Portfolio. The LargeCap Growth Portfolio, Small Capitalization Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Portfolio's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

      Each Portfolio, other than the Money Market Portfolio, offers Class A, Class B and Class C shares. Class A and Class C shares were first offered on January 1, 1997 and August 1, 1997, respectively. Class A shares are generally subject to an initial sales charge while Class B shares are generally subject to a deferred sales charge. Class C shares are generally subject to an initial sales charge and a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2 -- Significant Accounting Policies:

(a) Investment Valuation: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) Repurchase Agreements: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) Lending of Portfolio Securities: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At October 31, 2000, the value of securities loaned and collateral received thereon were as follows:

                                                        Value of
                                                       Securities     Value of
                                                         Loaned      Collateral
                                                       ----------    ----------

LargeCap Growth Portfolio ........................   $ 24,666,230   $ 24,572,089
Small Capitalization
  Portfolio ......................................      8,417,225      8,796,757
Balanced Portfolio ...............................      6,705,756      6,418,900
MidCap Growth
  Portfolio ......................................      3,641,812      4,153,277
Capital Appreciation
  Portfolio ......................................    141,021,099    134,609,456
Money Market
  Portfolio ......................................             --             --

(e) Dividends to Shareholders: Dividends payable to shareholders are recorded on the ex-dividend date.

      The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

      With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions, other than the Money Market Portfolio, may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

      At October 31, 2000, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio reclassified $19,428,146, $51,039,525, $67,077, $10,311,424 and $16,864,558, respectively, from undistributed net investment loss to either accumulated undistributed net realized gain or paid-in capital. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) Federal Income Taxes: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 2000, the net capital loss carryforwards of the Money Market Portfolio which may be used to offset future net realized gains were approximately $75,000, and expire between 2001 and 2007.

(g) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(h) Other: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 -- Investment Management Fees and Other Transactions with Affiliates:

(a) Investment Management Fees: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

LargeCap Growth Portfolio ...............................................   .75%
Small Capitalization Portfolio ..........................................   .85
Balanced Portfolio ......................................................   .75
MidCap Growth Portfolio .................................................   .80
Capital Appreciation Portfolio ..........................................   .85
Money Market Portfolio ..................................................   .50

(b) Distribution Fees: Class B Shares--The Fund has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Portfolios. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of October 31, 2000, such excess carried forward was approximately $20,577,000, $15,545,000, $3,789,000, $6,957,000 and $28,476,000 for Class B shares of the
LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, and the Capital Appreciation Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares--The Fund has adopted a Distribution Plan pursuant to which Class C shares of each Portfolio, other than the Money Market Portfolio, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) Sales Charges: The purchases and sales of shares of the Portfolios, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the year ended October 31, 2000, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $334,000 and $5,265,000, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

(d) Brokerage Commissions: During the year ended October 31, 2000, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid the Distributor commissions of $1,934,509, $891,329, $187,039, $662,316 and
$1,597,714, respectively, in connection with securities transactions.

(e) Transfer Agent Fees and Expenses: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the year ended October 31, 2000, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Capital Appreciation Portfolio and the Money Market Portfolio incurred fees of $1,566,724, $967,235, $213,748, $687,905, $2,229,520 and $464,660, respectively, for services provided by Alger Services. In addition, during the year ended October 31, 2000, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio reimbursed Alger Services $312,975, $286,566, $63,179, $158,979, $600,382 and $123,081, respectively, for transfer agent related expenses paid by Alger Services on behalf of the Portfolios.

(f) Shareholder Servicing Fees: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of each Portfolio's average daily net assets.

(g) Other Transactions With Affiliates: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4 -- Securities Transactions:

      The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended October 31, 2000 (in thousands):

                                                     Purchases           Sales
                                                     ---------           -----

LargeCap Growth
 Portfolio ......................................   $1,286,700        $1,110,574
Small Capitalization
 Portfolio ......................................    1,023,871         1,109,481
Balanced Portfolio ..............................      267,586            85,573
MidCap Growth
 Portfolio ......................................      449,886           534,340
Capital Appreciation
 Portfolio ......................................    2,427,510         1,763,574

NOTE 5 -- Lines of Credit:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes.

      The Capital Appreciation Portfolio may borrow under these lines up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the year ended October 31, 2000, the Capital Appreciation Portfolio had no such borrowings.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 6 -- Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series, other than the Money Market Portfolio, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                                For the year ended                    For the year ended
                                                 October 31, 2000                      October 31, 1999
                                            Shares             Amount             Shares             Amount
                                            ------             ------             ------             ------
Alger LargeCap Growth Portfolio
 Class A:
  Shares sold ......................       162,449,155    $ 2,482,401,072         93,010,120    $ 1,345,815,062
  Shares converted from Class B ....         1,743,049         26,577,277            765,156         10,723,156
  Dividends reinvested .............         2,500,745         35,785,660            676,360          8,211,015
  Shares redeemed ..................      (158,493,375)    (2,424,739,451)       (89,655,055)    (1,294,039,354)
                                       ---------------    ---------------    ---------------    ---------------
  Net increase .....................         8,199,574    $   120,024,558          4,796,581    $    70,709,879
                                       ===============    ===============    ===============    ===============
 Class B:
  Shares sold ......................       207,051,376    $ 3,059,360,172        118,806,283    $ 1,673,356,937
  Dividends reinvested .............         9,240,884        128,263,469          3,233,151         38,571,496
  Shares converted to Class A ......        (1,801,857)       (26,577,277)          (779,638)       (10,723,156)
  Shares redeemed ..................      (199,088,996)    (2,944,526,617)      (102,786,502)    (1,442,428,434)
                                       ---------------    ---------------    ---------------    ---------------
  Net increase .....................        15,401,407    $   216,519,747         18,473,294    $   258,776,843
                                       ===============    ===============    ===============    ===============
 Class C:
  Shares sold ......................         6,077,592    $    89,824,465          2,593,259    $    37,501,908
  Dividends reinvested .............           439,173          6,091,330             29,615            353,009
  Shares redeemed ..................        (3,749,529)       (55,042,716)          (810,252)       (11,603,192)
                                       ---------------    ---------------    ---------------    ---------------
  Net increase .....................         2,767,236    $    40,873,079          1,812,622    $    26,251,725
                                       ===============    ===============    ===============    ===============
Alger Small Capitalization Portfolio
 Class A:
  Shares sold ......................        61,143,690    $   634,356,124        149,420,839    $ 1,465,519,097
  Shares converted from Class B ....         5,197,378         53,753,929          1,236,266         12,164,811
  Dividends reinvested .............           760,113          7,654,340            571,350          4,845,050
  Shares redeemed ..................       (61,193,895)      (639,108,096)      (151,276,967)    (1,484,533,596)
                                       ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) ..........         5,907,286    $    56,656,297            (48,512)   $    (2,004,638)
                                       ===============    ===============    ===============    ===============
 Class B:
  Shares sold ......................        45,801,106    $   475,351,587        314,933,540    $ 3,028,416,304
  Dividends reinvested .............         7,118,807         69,835,497          5,742,442         47,777,113
  Shares converted to Class A ......        (5,353,313)       (53,753,929)        (1,259,686)       (12,164,811)
  Shares redeemed ..................       (50,806,572)      (519,806,493)      (331,525,302)    (3,183,341,861)
                                       ---------------    ---------------    ---------------    ---------------
  Net decrease .....................        (3,239,972)   $   (28,373,338)       (12,109,006)   $  (119,313,255)
                                       ===============    ===============    ===============    ===============
 Class C:
  Shares sold ......................         1,523,544    $    16,682,243          9,797,623    $    94,352,794
  Dividends reinvested .............           144,825          1,419,283             21,996            182,783
  Shares redeemed ..................        (1,122,291)       (11,836,447)        (9,626,258)       (92,496,428)
                                       ---------------    ---------------    ---------------    ---------------
  Net increase .....................           546,078    $     6,265,079            193,361    $     2,039,149
                                       ===============    ===============    ===============    ===============

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

                                           For the year ended                   For the year ended
                                            October 31, 2000                     October 31, 1999
                                       Shares             Amount            Shares             Amount
                                       ------             ------            ------             ------
Alger Balanced Portfolio
 Class A:
  Shares sold .................         4,565,490    $    99,530,708          4,284,737    $    85,443,461
  Shares converted from Class B            71,386          1,557,011              6,645            130,732
  Dividends reinvested ........            50,553          1,040,369              5,413             91,866
  Shares redeemed .............          (882,695)       (19,213,016)        (3,781,145)       (75,588,660)
                                  ---------------    ---------------    ---------------    ---------------
  Net increase ................         3,804,734    $    82,915,072            515,650    $    10,077,399
                                  ===============    ===============    ===============    ===============
 Class B:
  Shares sold .................         8,075,884    $   173,063,380          5,166,089    $    99,682,060
  Dividends reinvested ........           208,439          4,227,147             64,040          1,075,875
  Shares converted to Class A .           (72,703)        (1,557,011)            (6,739)          (130,732)
  Shares redeemed .............        (4,422,449)       (94,667,065)        (3,827,743)       (73,289,320)
                                  ---------------    ---------------    ---------------    ---------------
  Net increase ................         3,789,171    $    81,066,451          1,395,647    $    27,337,883
                                  ===============    ===============    ===============    ===============
 Class C:
  Shares sold .................         1,898,378    $    40,718,761            886,244    $    17,342,456
  Dividends reinvested ........            54,299          1,104,984              1,551             26,116
  Shares redeemed .............          (288,169)        (6,141,241)          (199,452)        (3,933,326)
                                  ---------------    ---------------    ---------------    ---------------
  Net increase ................         1,664,508    $    35,682,504            688,343    $    13,435,246
                                  ===============    ===============    ===============    ===============
Alger MidCap Growth Portfolio
 Class A:**
  Shares sold .................       145,344,275    $ 1,400,353,840        153,362,394    $ 1,191,539,173
  Shares converted from Class B         1,036,760          9,984,433            113,655            886,475
  Dividends reinvested ........           869,019          6,856,558            393,936          2,575,026
  Shares redeemed .............      (139,332,954)    (1,342,601,390)      (152,455,266)    (1,183,261,041)
                                  ---------------    ---------------    ---------------    ---------------
  Net increase ................         7,917,100    $    74,593,441          1,414,719    $    11,739,633
                                  ===============    ===============    ===============    ===============
 Class B:**
  Shares sold .................        54,409,817    $   511,828,795         57,683,991    $   433,987,342
  Dividends reinvested ........         5,616,424         42,984,366          3,378,093         21,676,093
  Shares converted to Class A .        (1,072,154)        (9,984,433)          (116,127)          (886,475)
  Shares redeemed .............       (35,562,632)      (332,380,942)       (57,482,649)      (432,294,954)
                                  ---------------    ---------------    ---------------    ---------------
  Net increase ................        23,391,455    $   212,447,786          3,463,308    $    22,482,006
                                  ===============    ===============    ===============    ===============
 Class C:**
  Shares sold .................         5,308,692    $    50,459,581          1,774,719    $    13,714,796
  Dividends reinvested ........           284,495          2,173,537             40,833            261,599
  Shares redeemed .............        (1,693,505)       (15,804,677)          (712,755)        (5,479,710)
                                  ---------------    ---------------    ---------------    ---------------
  Net increase ................         3,899,682    $    36,828,441          1,102,797    $     8,496,685
                                  ===============    ===============    ===============    ===============

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

                                                For the year ended                      For the year ended
                                                 October 31, 2000                        October 31, 1999
                                            Shares              Amount              Shares             Amount
                                            ------              ------              ------             ------
Alger Capital Appreciation Portfolio
 Class A:*
   Shares sold .....................        167,135,442    $  2,628,765,000         168,941,613    $  2,013,311,342
   Shares converted from Class B ...            910,674          14,344,012             175,365           2,161,488
   Dividends reinvested ............          1,559,442          23,422,814             316,690           2,952,608
   Shares redeemed .................       (153,453,836)     (2,417,567,657)       (164,563,152)     (1,953,909,113)
                                       ----------------    ----------------    ----------------    ----------------
  Net increase .....................         16,151,722    $    248,964,169           4,870,516    $     64,516,325
                                       ================    ================    ================    ================
 Class B:*
   Shares sold .....................        137,803,098    $  2,111,394,871         127,184,924    $  1,494,488,538
   Dividends reinvested ............          5,932,840          86,797,445           2,154,183          19,746,682
   Shares converted to Class A .....           (937,583)        (14,344,012)           (178,924)         (2,161,488)
   Shares redeemed .................       (106,892,604)     (1,627,094,311)       (111,652,359)     (1,299,022,116)
                                       ----------------    ----------------    ----------------    ----------------
   Net increase ....................         35,905,751    $    556,753,993          17,507,824    $    213,051,616
                                       ================    ================    ================    ================
 Class C:*
  Shares sold ......................         16,104,072    $    247,401,803           4,353,255    $     52,799,128
  Dividends reinvested .............            498,863           7,293,385              25,529             233,926
  Shares redeemed ..................         (6,097,998)        (90,483,748)         (1,413,209)        (17,370,934)
                                       ----------------    ----------------    ----------------    ----------------
   Net increase ....................         10,504,937    $    164,211,440           2,965,575    $     35,662,120
                                       ================    ================    ================    ================
Alger Money Market Portfolio
  Shares sold ......................     11,125,335,270    $ 11,125,335,270       9,851,815,099    $  9,851,815,099
  Dividends reinvested .............         12,394,274          12,394,274           9,402,809           9,402,809
  Shares redeemed ..................    (11,145,511,173)    (11,145,511,173)     (9,792,767,208)     (9,792,767,208)
                                       ----------------    ----------------    ----------------    ----------------
  Net  increase (decrease) .........         (7,781,629)   $     (7,781,629)         68,450,700    $     68,450,700
                                       ================    ================    ================    ================

----------

* Adjusted to reflect the effect of a 3 for 1 stock split which occurred on January 8, 1999.
** Adjusted to reflect the effect of a 3 for 1 stock split which occurred on April 20, 2000.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and
 Board of Trustees of The Alger Fund:

      We have audited the statements of assets and liabilities, including the schedules of investments, of The Alger Fund (a Massachusetts business trust comprising, respectively, the LargeCap Growth, Small Capitalization, Balanced, MidCap Growth, Capital Appreciation and Money Market Portfolios) as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger Fund, as of October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                        ARTHUR ANDERSEN LLP

New York, New York
December 8, 2000

The Alger Fund

1 World Trade Center
Suite 9333
New York, N.Y. 10048
(800) 992-3863
www.algerfund.com

Board of Trustees

Fred M. Alger, Chairman
David D. Alger
Charles F. Baird, Jr.
Roger P. Cheever
Lester L. Colbert, Jr.
James P. Connelly, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White

Investment Manager

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048

Distributor

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, N.J. 07302

Transfer Agent

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302

This report is submitted for the general information of the shareholders of The Alger Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

REP100